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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                     NUMBER OF
                                                                      SHARES                               VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.6%
-----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.8%
Bed Bath & Beyond, Inc.                                                  140,212                         $5,046,230 (a)
Carnival Corp.                                                            63,832                          3,113,087
Comcast Corp. (Class A)                                                  311,623                          8,712,979 (a)
General Motors Corp.                                                      22,681                            857,342 (j)
Home Depot, Inc.                                                          57,030                          2,244,130
Koninklijke Philips Electronics N.V. ADR                                  41,774                          1,767,876
Liberty Global, Inc. (Series C)                                           47,319                          1,859,637 (a,j)
Liberty Media Holding Corp - Capital
(Series A)                                                                21,749                          2,559,422 (a)
Lowe's Companies, Inc.                                                   118,650                          3,641,368
News Corp. (Class A)                                                      68,045                          1,443,235
Omnicom Group, Inc.                                                      147,660                          7,814,167
Staples, Inc.                                                            101,333                          2,404,632
Starwood Hotels & Resorts Worldwide, Inc.                                  9,721                            651,988
Target Corp.                                                              63,282                          4,024,735
The Cheesecake Factory                                                    33,366                            818,134 (a,j)
Time Warner, Inc.                                                        155,530                          3,272,351
                                                                                                         50,231,313

CONSUMER STAPLES - 11.7%
Alberto-Culver Co.                                                         6,480                            153,706
Clorox Co.                                                                70,362                          4,369,480
Colgate-Palmolive Co.                                                     60,269                          3,908,445
Diageo PLC ADR                                                             7,776                            647,819
General Mills, Inc.                                                       69,422                          4,055,633
Kellogg Co.                                                               13,591                            703,878
Kimberly-Clark Corp.                                                      78,065                          5,221,768
Nestle S.A. ADR                                                            8,748                            836,746
PepsiCo, Inc.                                                            214,435                         13,906,110
Procter & Gamble Co.                                                     191,914                         11,743,218
Sara Lee Corp.                                                            46,334                            806,212
The Coca-Cola Co.                                                        123,549                          6,462,848
Wal-Mart Stores, Inc.                                                     35,321                          1,699,293
                                                                                                         54,515,156

ENERGY - 9.2%
Apache Corp.                                                              13,609                          1,110,358
Devon Energy Corp.                                                        10,811                            846,393
EOG Resources, Inc.                                                       19,441                          1,420,360
Exxon Mobil Corp.                                                        194,190                         16,288,657 (h)
Halliburton Co.                                                           55,084                          1,900,398
Hess Corp.                                                                56,815                          3,349,812
Occidental Petroleum Corp.                                                49,744                          2,879,183
Schlumberger Ltd.                                                        103,376                          8,780,757
Suncor Energy, Inc.                                                       18,204                          1,636,904
Transocean Inc.                                                           42,707                          4,526,088 (a)
                                                                                                         42,738,910

FINANCIALS - 14.8%
ACE Ltd.                                                                  36,109                          2,257,535
Allstate Corp.                                                            40,503                          2,491,339 (h)
American International Group, Inc.                                       229,289                         16,057,109
AON Corp.                                                                 31,430                          1,339,232
Bank of America Corp.                                                     64,812                          3,168,659
Berkshire Hathaway, Inc. (Class B)                                            89                            320,845 (a)
BlackRock Inc. (Class A)                                                   5,184                            811,763 (j)
CB Richard Ellis Group, Inc. (Class A)                                     3,912                            142,788 (a)
Chubb Corp.                                                               37,911                          2,052,501
Citigroup, Inc.                                                          237,801                         12,196,813
Federal Home Loan Mortgage Corp.                                          63,289                          3,841,642
Federal National Mortgage Assoc.                                          59,945                          3,916,207
Hartford Financial Services Group, Inc.                                   16,521                          1,627,484
HCC Insurance Holdings, Inc.                                              24,751                            826,931
Mellon Financial Corp.                                                    59,299                          2,609,156
Merrill Lynch & Company, Inc.                                              1,622                            135,567
Metlife, Inc.                                                             70,897                          4,571,439
Nuveen Investments, Inc. (Class A)                                         3,373                            209,632 (j)
Prudential Financial, Inc.                                                 3,565                            346,625
State Street Corp.                                                        97,712                          6,683,501 (e)
SunTrust Banks, Inc.                                                      33,366                          2,860,801
The Bank of New York Company, Inc.                                         5,509                            228,293
                                                                                                         68,695,862

HEALTHCARE - 14.6%
Abbott Laboratories                                                       60,918                          3,262,159
Aetna, Inc.                                                              113,042                          5,584,275
Amgen, Inc.                                                              157,364                          8,700,655 (a)
Baxter International, Inc.                                                60,194                          3,391,330
Boston Scientific Corp.                                                   74,251                          1,139,010 (a)
Bristol-Myers Squibb Co.                                                  34,941                          1,102,738
DaVita, Inc.                                                              27,058                          1,457,885 (a)
Gilead Sciences, Inc.                                                     77,452                          3,002,814 (a)
GlaxoSmithKline PLC ADR                                                   22,708                          1,189,218 (j)
Johnson & Johnson                                                         22,358                          1,377,700
Lincare Holdings Inc.                                                     26,896                          1,071,806 (a)
McKesson Corp.                                                            14,581                            869,611
Medco Health Solutions, Inc.                                              21,386                          1,667,894 (a)
Medtronic Inc.                                                            86,104                          4,465,353
Novartis AG ADR                                                           25,922                          1,453,446
Pfizer Inc.                                                              315,652                          8,071,222
Resmed, Inc.                                                              42,287                          1,744,762 (a,j)
Thermo Electron Corp.                                                     18,469                            955,217 (a)
UnitedHealth Group, Inc.                                                 133,117                          6,807,603
Wyeth                                                                    178,705                         10,246,945 (h)
                                                                                                         67,561,643

INDUSTRIALS - 7.4%
ABB Ltd. ADR                                                              81,007                          1,830,758
Cooper Industries Ltd.                                                    26,894                          1,535,379
Deere & Co.                                                               17,498                          2,112,708
Dover Corp.                                                               81,597                          4,173,686 (h)
Eaton Corp.                                                               13,286                          1,235,598
Emerson Electric Co.                                                      43,042                          2,014,366
General Dynamics Corp.                                                    14,905                          1,165,869
Hexcel Corp.                                                              19,002                            400,372 (a,j)
ITT Corp.                                                                  7,129                            486,768
Northrop Grumman Corp.                                                    29,474                          2,295,140
Pitney Bowes Inc.                                                          8,100                            379,242
Rockwell Collins, Inc.                                                     6,156                            434,860
Southwest Airlines Co.                                                   178,213                          2,657,156 (j)
Textron Inc.                                                              43,305                          4,768,313
3M Co.                                                                    27,866                          2,418,490
United Technologies Corp.                                                 81,189                          5,758,736
Waste Management, Inc.                                                     7,453                            291,040
WESCO International, Inc.                                                  8,424                            509,231 (a)
                                                                                                         34,467,712

INFORMATION TECHNOLOGY - 20.4%
Activision, Inc.                                                          38,883                            725,946 (a)
Analog Devices, Inc.                                                      84,895                          3,195,448
Automatic Data Processing, Inc.                                           46,820                          2,269,365
Cisco Systems, Inc.                                                      440,063                         12,255,754 (a)
Corning Incorporated                                                      25,435                            649,864 (a)
Dell, Inc.                                                                14,580                            416,259 (a)
eBay, Inc.                                                                39,330                          1,265,639 (a)
EMC Corp.                                                                 50,260                            909,706 (a)
First Data Corp.                                                          51,847                          1,693,842
Hewlett-Packard Co.                                                       56,379                          2,515,631
Intel Corp.                                                              362,173                          8,605,231
International Business Machines Corp.                                     34,995                          3,683,224 (j)
Intuit Inc.                                                               97,207                          2,923,987 (a)
Lam Research Corp.                                                        10,368                            532,915 (a)
Maxim Integrated Products, Inc.                                           85,276                          2,849,071
Microchip Technology Inc.                                                 43,421                          1,608,314
Microsoft Corp.                                                          340,557                         10,036,215 (h)
Molex, Inc. (Class A)                                                     85,543                          2,271,167
National Semiconductor Corp.                                              57,352                          1,621,341 (j)
NAVTEQ Corp.                                                               3,240                            137,182 (a,j)
Oracle Corp.                                                             476,912                          9,399,935 (a)
Paychex, Inc.                                                            138,034                          5,399,890
QUALCOMM, Inc.                                                           124,612                          5,406,915
Salesforce.com, Inc.                                                       6,556                            280,990 (a,j)
Sun Microsystems, Inc.                                                    64,805                            340,874 (a)
Taiwan Semiconductor Manufacturing Company
Ltd. ADR                                                                  66,726                            742,662
Texas Instruments Incorporated                                            78,498                          2,953,880
Western Union Co.                                                        313,251                          6,525,018
Yahoo! Inc.                                                              121,832                          3,305,302 (a)
                                                                                                         94,521,567

MATERIALS - 2.0%
Barrick Gold Corp.                                                       105,857                          3,077,263
Freeport-McMoRan Copper & Gold Inc. (Class B)                             16,225                          1,343,754 (j)
Monsanto Co.                                                              39,366                          2,658,780
PAN American Silver Corp.                                                 14,580                            383,891 (a)
Praxair, Inc.                                                             27,348                          1,968,782
                                                                                                          9,432,470

TELECOMMUNICATION SERVICES - 1.7%
AT&T, Inc.                                                                68,807                          2,855,490
NII Holdings Inc. (Class B)                                               16,758                          1,353,041 (a)
Sprint Nextel Corp. (Series 1)                                            37,263                            771,717
Verizon Communications Inc.                                               56,057                          2,307,867
Vodafone Group, PLC ADR                                                   22,034                            741,003
                                                                                                          8,029,118

UTILITIES - 2.0%
Constellation Energy Group, Inc.                                          19,443                          1,694,846
Dominion Resources, Inc.                                                  52,966                          4,571,496
Edison International                                                      22,359                          1,254,787
FPL Group, Inc.                                                           18,234                          1,034,597
PG&E Corp.                                                                18,742                            849,013
                                                                                                          9,404,739

TOTAL COMMON STOCK                                                                                      439,598,490
(COST $380,676,387)

-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
-----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         66,634                          2,410,818 (p)
Industrial Select Sector SPDR Fund                                       265,410                         10,361,606 (p)

TOTAL EXCHANGE TRADED FUNDS                                                                              12,772,424
(COST $8,884,664)

TOTAL INVESTMENTS IN SECURITIES                                                                         452,370,914
(COST $389,561,051)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.4%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.3%
GEI Short Term Investment Fund
5.55%                                                                 10,616,998                         10,616,998 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 3.0%
State Street Navigator Securities Lending
Prime Portfolio
5.36%                                                                 14,038,323                         14,038,323 (d,e)

                                                                      PRINCIPAL
                                                                        AMOUNT
--------------------------------------------------------------------------------

TIME DEPOSIT - 0.1%
State Street Corp.
4.85%                                        07/02/07                   $485,000                            485,000 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                             25,140,321
(COST $25,140,321)

TOTAL INVESTMENTS                                                                                       477,511,235
(COST $414,701,372)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (2.8)%                                                                                            (12,832,650)
                                                                                                       ------------
NET ASSETS - 100.0%                                                                                    $464,678,585
                                                                                                       ============


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                     NUMBER OF       CURRENT         UNREALIZED
DESCRIPTION                                    EXPIRATION DATE      CONTRACTS    NOTIONAL VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                          September 2007           15          $5,682,750         $(87,675)


GE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                              NUMBER OF
                                                                                SHARES                         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.2%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.6%
Bed Bath & Beyond, Inc.                                                            6,922                      $249,123 (a,j)
Comcast Corp. (Class A)                                                           20,765                       580,589 (a)
General Motors Corp.                                                               8,075                       305,235 (j)
Koninklijke Philips Electronics N.V. ADR                                          14,895                       630,356
News Corp. (Class A)                                                              24,225                       513,812
Omnicom Group, Inc.                                                               26,762                     1,416,245
Starwood Hotels & Resorts Worldwide, Inc.                                          3,461                       232,129
Time Warner, Inc.                                                                 55,373                     1,165,048
                                                                                                             5,092,537

CONSUMER STAPLES - 12.5%
Clorox Co.                                                                        18,803                     1,167,666
Diageo PLC ADR                                                                     2,768                       230,602
General Mills, Inc.                                                               18,111                     1,058,045
Kellogg Co.                                                                        4,844                       250,871 (j)
Kimberly-Clark Corp.                                                              16,149                     1,080,207
Nestle S.A. ADR                                                                    3,114                       297,854
PepsiCo, Inc.                                                                     26,878                     1,743,038 (h)
Procter & Gamble Co.                                                              25,031                     1,531,647
Sara Lee Corp.                                                                    16,496                       287,030 (j)
The Coca-Cola Co.                                                                  6,922                       362,090
Wal-Mart Stores, Inc.                                                              8,652                       416,248
                                                                                                             8,425,298

ENERGY - 9.7%
Apache Corp.                                                                       4,845                       395,303
Exxon Mobil Corp.                                                                 35,992                     3,019,009
Halliburton Co.                                                                    9,228                       318,366
Hess Corp.                                                                        11,535                       680,104
Occidental Petroleum Corp.                                                        10,152                       587,598
Schlumberger Ltd.                                                                  5,306                       450,692
Suncor Energy, Inc.                                                                1,730                       155,562
Transocean Inc.                                                                    9,113                       965,796 (a)
                                                                                                             6,572,430

FINANCIALS - 16.9%
ACE Ltd.                                                                           7,844                       490,407
Allstate Corp.                                                                    14,420                       886,974 (h)
American International Group, Inc.                                                30,223                     2,116,517
AON Corp.                                                                         11,189                       476,763 (j)
Bank of America Corp.                                                             23,072                     1,127,990
BlackRock Inc. (Class A)                                                           1,846                       289,065 (j)
CB Richard Ellis Group, Inc. (Class A)                                             1,384                        50,516 (a,j)
Chubb Corp.                                                                       13,497                       730,728
Citigroup, Inc.                                                                   33,454                     1,715,856
Federal Home Loan Mortgage Corp.                                                  15,804                       959,303
Federal National Mortgage Assoc.                                                   2,769                       180,899
Hartford Financial Services Group, Inc.                                            1,154                       113,680
Mellon Financial Corp.                                                            21,110                       928,840
Merrill Lynch & Company, Inc.                                                        577                        48,226
Metlife, Inc.                                                                     11,766                       758,672
Prudential Financial, Inc.                                                         1,269                       123,385
State Street Corp.                                                                 4,613                       315,529 (e)
The Bank of New York Company, Inc.                                                 1,961                        81,264
                                                                                                            11,394,614

HEALTHCARE - 13.5%
Aetna, Inc.                                                                       15,112                       746,533
Amgen, Inc.                                                                       25,956                     1,435,107 (a)
Baxter International, Inc.                                                        13,497                       760,421
Bristol-Myers Squibb Co.                                                          12,343                       389,545
DaVita, Inc.                                                                       9,575                       515,901 (a,j)
GlaxoSmithKline PLC ADR                                                            8,118                       425,140 (j)
Johnson & Johnson                                                                  7,960                       490,495
McKesson Corp.                                                                     5,192                       309,651
Medco Health Solutions, Inc.                                                       7,614                       593,816 (a)
Novartis AG ADR                                                                    9,229                       517,470
Pfizer Inc.                                                                       35,761                       914,409
Thermo Electron Corp.                                                              6,575                       340,059 (a)
UnitedHealth Group, Inc.                                                           5,768                       294,975
Wyeth                                                                             23,995                     1,375,873
                                                                                                             9,109,395

INDUSTRIALS - 8.1%
ABB Ltd. ADR                                                                      28,840                       651,784
Cooper Industries Ltd.                                                             9,575                       546,637
Deere & Co.                                                                        6,230                       752,210
Eaton Corp.                                                                        4,730                       439,890
General Dynamics Corp.                                                             5,306                       415,035
ITT Corp.                                                                          2,538                       173,295
Northrop Grumman Corp.                                                            10,498                       817,479
Pitney Bowes Inc.                                                                  2,883                       134,982 (j)
Rockwell Collins, Inc.                                                             2,192                       154,843
3M Co.                                                                             9,921                       861,044
United Technologies Corp.                                                          2,884                       204,562
Waste Management, Inc.                                                             2,653                       103,600
WESCO International, Inc.                                                          2,999                       181,290 (a)
                                                                                                             5,436,651

INFORMATION TECHNOLOGY - 19.9%
Analog Devices, Inc.                                                              19,034                       716,440 (j)
Cisco Systems, Inc.                                                               43,837                     1,220,860 (a)
Corning Incorporated                                                               8,998                       229,899 (a)
Dell, Inc.                                                                         5,191                       148,203 (a)
EMC Corp.                                                                          3,461                        62,644 (a)
First Data Corp.                                                                  18,457                       602,990
Hewlett-Packard Co.                                                               20,072                       895,613
Intel Corp.                                                                       49,603                     1,178,567
International Business Machines Corp.                                             12,459                     1,311,310 (j)
Lam Research Corp.                                                                 3,691                       189,717 (a)
Maxim Integrated Products, Inc.                                                   19,611                       655,203
Microchip Technology Inc.                                                         10,728                       397,365
Microsoft Corp.                                                                   63,447                     1,869,783
National Semiconductor Corp.                                                      20,418                       577,217 (j)
Oracle Corp.                                                                      81,904                     1,614,328 (a)
Sun Microsystems, Inc.                                                            23,072                       121,359 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                               17,881                       199,010
Texas Instruments Incorporated                                                    20,881                       785,752
Western Union Co.                                                                 32,070                       668,018
                                                                                                            13,444,278

MATERIALS - 2.2%
Barrick Gold Corp.                                                                21,918                       637,156
Freeport-McMoRan Copper & Gold Inc. (Class B)                                      5,768                       477,706
PAN American Silver Corp.                                                          5,191                       136,679 (a,j)
Praxair, Inc.                                                                      3,460                       249,085
                                                                                                             1,500,626

TELECOMMUNICATION SERVICES - 2.4%
AT&T, Inc.                                                                         6,922                       287,263
Sprint Nextel Corp. (Series 1)                                                    13,266                       274,739
Verizon Communications Inc.                                                       19,957                       821,630 (h)
Vodafone Group, PLC ADR                                                            7,845                       263,827
                                                                                                             1,647,459

UTILITIES - 3.4%
Constellation Energy Group, Inc.                                                   6,922                       603,391
Dominion Resources, Inc.                                                          14,535                     1,254,516 (j)
Edison International                                                               7,960                       446,715
                                                                                                             2,304,622

TOTAL COMMON STOCK                                                                                          64,927,910
(COST $56,697,585)

-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                  9,618                       347,979 (p)
Industrial Select Sector SPDR Fund                                                37,853                     1,477,781 (h,p)

TOTAL EXCHANGE TRADED FUNDS                                                                                  1,825,760
(COST $1,434,388)

TOTAL INVESTMENTS IN SECURITIES                                                                             66,753,670
(COST $58,131,973)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.4%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.1%
GEI Short Term Investment Fund
5.55%                                                                            738,455                       738,455 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 8.3%
State Street Navigator Securities Lending Prime
Portfolio
5.36%                                                                          5,571,635                     5,571,635 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 6,310,090
(COST $6,310,090)

TOTAL INVESTMENTS                                                                                           73,063,760
(COST $64,442,063)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.3)%                                                        (5,603,858)

                                                                                                           ------------
NET ASSETS  - 100.0%                                                                                       $67,459,902
                                                                                                           ============

GE SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS -  JUNE 30, 2007
(UNAUDITED)

                                                                               NUMBER OF
                                                                                 SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.3%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  - 17.9%
Aaron Rents, Inc.                                                                 51,000                      $1,489,200
Aeropostale, Inc.                                                                 42,100                       1,754,728 (a)
American Eagle Outfitters                                                         14,750                         378,485 (h)
Arbitron, Inc.                                                                    36,700                       1,891,151 (j)
Bright Horizons Family Solutions, Inc.                                            31,900                       1,241,229 (a,j)
CBRL Group, Inc.                                                                  16,000                         679,680 (j)
Finish Line (Class A)                                                             19,200                         174,912 (j)
Interactive Data Corp.                                                            62,500                       1,673,750 (j)
Jarden Corp.                                                                      42,900                       1,845,129 (a,j)
LKQ Corp.                                                                         35,300                         870,498 (a,j)
Pool Corp.                                                                        32,000                       1,248,960 (j)
RARE Hospitality International, Inc.                                               9,600                         256,992 (a,j)
The Talbots, Inc.                                                                 23,400                         585,702 (j)
Timberland Co. (Class A)                                                          17,700                         445,863 (a)
Triarc Companies, Inc. (Class B)                                                  66,300                       1,040,910 (j)
                                                                                                              15,577,189

CONSUMER STAPLES - 3.6%
Central European Distribution Corp.                                               47,100                       1,630,602 (a,j)
Smithfield Foods, Inc.                                                            49,400                       1,521,026 (a)
                                                                                                               3,151,628

ENERGY - 4.7%
Dril-Quip Inc.                                                                    26,200                       1,177,690 (a)
Oil States International, Inc.                                                    63,900                       2,641,626 (a,j)
St. Mary Land & Exploration Co.                                                    7,100                         260,002
                                                                                                               4,079,318

FINANCIALS - 18.3%
BioMed Realty Trust, Inc. (REIT)                                                  68,800                       1,728,256
Cullen/Frost Bankers, Inc.                                                        12,200                         652,334
DCT Industrial Trust, Inc. (REIT)                                                 62,200                         669,272 (j)
Federal Realty Investment Trust (REIT)                                             9,300                         718,518
GFI Group, Inc.                                                                   16,400                       1,188,672 (a,j)
Global Cash Access Holdings, Inc.                                                 79,400                       1,271,988 (a,j)
HCC Insurance Holdings, Inc.                                                      58,900                       1,967,849
Hilb Rogal & Hobbs Co.                                                            41,500                       1,778,690 (j)
Jones Lang LaSalle Inc.                                                            7,000                         794,500
Omega Healthcare Investors, Inc. (REIT)                                          101,200                       1,601,996
Raymond James Financial, Inc.                                                     51,400                       1,588,260
Sandy Spring Bancorp, Inc.                                                        13,300                         418,152 (j)
Sterling Bancorp                                                                  19,000                         304,570 (j)
Webster Financial Corp.                                                           16,200                         691,254
Westamerica Bancorporation                                                        11,700                         517,608 (j)
                                                                                                              15,891,919

HEALTHCARE - 10.8%
AMN Healthcare Services, Inc.                                                     36,800                         809,600 (a)
Computer Programs and Systems, Inc.                                               32,800                       1,016,144 (j)
Cubist Pharmaceuticals, Inc.                                                      18,600                         366,606 (a,j)
HMS Holdings Corp.                                                                14,000                         267,960 (a,j)
Immunicon Corp.                                                                   53,700                         110,085 (a,j)
KV Pharmaceutical Co. (Class A)                                                   66,000                       1,797,840 (a,j)
Medical Action Industries Inc.                                                    51,200                         924,672 (a,j)
Molina Healthcare, Inc.                                                           25,900                         790,468 (a,j)
Salix Pharmaceuticals Ltd.                                                        48,600                         597,780 (a,j)
Thoratec Corp.                                                                    36,400                         669,396 (a,j)
Varian, Inc.                                                                      37,300                       2,045,159 (a)
                                                                                                               9,395,710

INDUSTRIALS - 25.1%
Applied Industrial Technologies, Inc.                                             16,300                         480,850 (j)
Baldor Electric Co.                                                               25,300                       1,246,784 (j)
Comfort Systems USA, Inc.                                                         54,600                         774,228
DRS Technologies, Inc.                                                            46,400                       2,657,328
Genesee & Wyoming Inc. (Class A)                                                  59,300                       1,769,512 (a,j)
Harsco Corp.                                                                      45,100                       2,345,200
Herman Miller Inc.                                                                54,200                       1,712,720
Mueller Industries, Inc.                                                          40,100                       1,381,044
NCI Building Systems, Inc.                                                        22,900                       1,129,657 (a,j)
Old Dominion Freight Line                                                         28,500                         859,275 (a,j)
Oshkosh Truck Corp.                                                               36,900                       2,321,748 (j)
Quanta Services, Inc.                                                             42,000                       1,288,140 (a,j)
Teledyne Technologies Inc.                                                        36,400                       1,672,580 (a)
Woodward Governor Co.                                                             39,600                       2,125,332
                                                                                                              21,764,398

INFORMATION TECHNOLOGY - 13.7%
Blackbaud, Inc.                                                                   47,000                       1,037,760 (j)
CommScope, Inc.                                                                   29,400                       1,715,490 (a,j)
Micros Systems, Inc.                                                              35,200                       1,914,880 (a,j)
Mobility Electronics, Inc.                                                        60,300                         227,331 (a,j)
MoneyGram International, Inc.                                                     48,500                       1,355,575 (j)
Parametric Technology Corp.                                                       81,480                       1,760,783 (a)
Photon Dynamics, Inc.                                                             35,100                         382,590 (a,j)
Rudolph Technologies, Inc.                                                        64,800                       1,076,328 (a,j)
Semtech Corp.                                                                     50,400                         873,432 (a)
SRA International, Inc. (Class A)                                                  9,600                         242,496 (a,j)
Transaction Systems Architects Inc. (Class A)                                     19,700                         663,102 (a,j)
Zebra Technologies Corp. (Class A)                                                15,700                         608,218 (a,j)
                                                                                                              11,857,985

MATERIALS  - 3.9%
Commercial Metals Co.                                                             52,700                       1,779,679 (h,j)
Packaging Corporation of America                                                  47,700                       1,207,287
Pioneer Drilling Co.                                                              26,200                         390,642 (a,j)
                                                                                                               3,377,608

UTILITIES - 1.3%
IDACORP, Inc.                                                                     35,800                       1,147,032 (j)

TOTAL INVESTMENTS IN SECURITIES                                                                               86,242,787
(COST $71,133,247)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 30.1%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
5.55%                                                                          1,040,096                       1,040,096 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 28.9%
State Street Navigator Securities Lending Prime
Portfolio
5.36%                                                                         25,073,881                      25,073,881 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  26,113,977
(COST $26,113,977)

TOTAL INVESTMENTS                                                                                            112,356,764
(COST $97,247,224)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (29.4)%                                                         (25,538,645)
                                                                                                             -----------
NET ASSETS  - 100.0%                                                                                         $86,818,119
                                                                                                             ===========

GE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.8%
------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.9%
Brambles Ltd.                                                        63,165                                    $651,652 (a)
Dyno Nobel Ltd.                                                     162,285                                     328,605 (j)
Paladin Resources Ltd.                                               55,718                                     387,436 (a,j)
                                                                                                              1,367,693

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                          7,009                                     747,720

CANADA - 5.2%
Barrick Gold Corp.                                                    7,130                                     207,269 (h)
Canadian National Railway Co.                                        16,857                                     858,895 (j)
Canadian Western Bank                                                21,296                                     565,357
Nexen Inc.                                                           12,798                                     397,024
Nexen, Inc.                                                          11,474                                     355,120
Potash Corp of Saskatchewan                                          16,137                                   1,258,202
                                                                                                              3,641,867

CHINA - 1.1%
China Petroleum & Chemical Corp.                                    718,000                                     802,106

EGYPT - 0.6%
Orascom Construction Industries                                       3,964                                     259,483
Orascom Construction Industries GDR                                     923                                     121,942
Orascom Construction Industries GDR                                     466                                      61,745 (b)
                                                                                                                443,170

FINLAND - 1.3%
Nokia OYJ                                                            31,836                                     892,204

FRANCE - 2.9%
BNP Paribas                                                           6,397                                     758,228 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                 4,264                                     489,583
Veolia Environnement                                                  6,190                                     485,125 (j)
Vinci S.A.                                                            3,624                                     269,904 (j)
                                                                                                              2,002,840

GERMANY - 3.0%
Bayer AG                                                             10,320                                     779,729
E.ON AG                                                               3,457                                     579,213 (j)
Linde AG                                                              4,454                                     536,411 (j)
Metro AG                                                              2,446                                     202,654 (j)
                                                                                                              2,098,007

GREECE - 0.8%
Hellenic Telecommunications Organization S.A.                        17,574                                     543,522

HONG KONG - 1.3%
Cathay Pacific Airways Ltd.                                          87,000                                     216,399
Esprit Holdings Ltd.                                                 56,000                                     711,624
                                                                                                                928,023

INDIA - 0.7%
ITC Ltd.                                                            124,906                                     474,862
Reliance Capital Ltd. ADR                                               901                                      24,088 (a,b)
                                                                                                                498,950

ITALY - 4.2%
Banca Intesa S.p.A.                                                 113,872                                     847,178
Saipem S.p.A.                                                        21,663                                     737,564
UniCredito Italiano S.p.A.                                          154,281                                   1,375,019
                                                                                                              2,959,761

JAPAN - 12.2%
Japan Tobacco, Inc.                                                      45                                     221,151
Jupiter Telecommunications Co.                                        1,049                                     864,039 (a)
Mitsubishi Estate Company Ltd.                                       35,000                                     946,727
Mitsubishi UFJ Financial Group, Inc.                                     85                                     933,951
Nidec Corp.                                                          15,000                                     877,398 (j)
Nintendo Company Ltd.                                                 1,400                                     509,250
Nomura Holdings, Inc.                                                62,100                                   1,202,576 (j)
Shiseido Company Ltd.                                                14,000                                     297,954 (j)
Toray Industries Inc.                                               125,000                                     920,909 (j)
Toyota Motor Corp.                                                   19,800                                   1,244,973
Ube Industries Ltd.                                                 186,000                                     570,863
                                                                                                              8,589,791

MALAYSIA - 0.3%
IOI Corp.                                                           156,000                                     235,435

MEXICO - 0.7%
America Movil S.A. de C.V. ADR (Series L)                             7,805                                     483,364

NETHERLANDS - 2.0%
Koninklijke Philips Electronics N.V.                                 33,627                                   1,421,951

NORWAY - 1.9%
Acergy S.A.                                                          30,337                                     681,881
Telenor ASA                                                          34,775                                     678,661
                                                                                                              1,360,542

RUSSIA - 0.8%
MMC Norilsk Nickel ADR                                                2,486                                     551,892

SINGAPORE - 1.3%
CapitaLand Ltd.                                                     168,073                                     891,219

SOUTH AFRICA - 0.8%
MTN Group, Ltd.                                                      39,660                                     540,279

SOUTH KOREA - 0.9%
Hyundai Motor Co.                                                     8,180                                     645,417

SPAIN - 1.8%
Acciona S.A.                                                          2,132                                     578,761 (j)
Banco Santander Central Hispano S.A. (Regd.)                         35,923                                     658,919 (j)
                                                                                                              1,237,680

SWEDEN - 2.0%
Sandvik AB                                                           70,089                                   1,408,842 (j)

SWITZERLAND - 4.6%
Nestle S.A. (Regd.)                                                   2,437                                     922,897
Novartis AG (Regd.)                                                  12,327                                     689,730
Roche Holding AG                                                      7,663                                   1,353,237
Swatch Group AG                                                         917                                     259,620
                                                                                                              3,225,484

TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR                  39,441                                     438,977


UNITED KINGDOM - 9.9%
Aegis Group PLC                                                     216,693                                     593,359
BHP Billiton PLC                                                     42,708                                   1,185,336
Cadbury Schweppes PLC                                                23,025                                     312,230
Diageo PLC                                                           37,406                                     776,797
Experian Group, Ltd.                                                 69,768                                     877,232
Persimmon PLC                                                         7,720                                     178,364
Prudential PLC                                                       55,844                                     794,201
Reed Elsevier PLC                                                    54,892                                     708,797
Royal Bank of Scotland Group, PLC                                    73,799                                     932,993
Vodafone Group, PLC ADR                                              16,744                                     563,101 (j)
                                                                                                              6,922,410

UNITED STATES - 29.9%
Activision, Inc.                                                     22,699                                     423,790 (a,j)
Alberto-Culver Co.                                                    6,900                                     163,668 (j)
American International Group, Inc.                                   14,423                                   1,010,043 (j)
American Tower Corp. (Class A)                                       17,452                                     732,984 (a)
Amgen, Inc.                                                          10,019                                     553,950 (a,j)
Cisco Systems, Inc.                                                   7,757                                     216,033 (a)
Citigroup, Inc.                                                      13,141                                     674,002
Comcast Corp. (Class A)                                               8,259                                     230,922 (a)
Corning Incorporated                                                 25,615                                     654,463 (a)
Dominion Resources, Inc.                                              5,901                                     509,315
eBay, Inc.                                                           11,177                                     359,676 (a)
Emerson Electric Co.                                                  4,018                                     188,042
FPL Group, Inc.                                                       4,790                                     271,785
Franklin Resources, Inc.                                              1,950                                     258,316
General Mills, Inc.                                                   2,939                                     171,696
Intel Corp.                                                          21,068                                     500,576
Intuit Inc.                                                          15,319                                     460,795 (a,j)
ITT Corp.                                                             2,614                                     178,484
Kimberly-Clark Corp.                                                  3,559                                     238,061
Medtronic Inc.                                                        7,249                                     375,933
Mellon Financial Corp.                                               14,424                                     634,656
Metlife, Inc.                                                        13,228                                     852,941
Microsoft Corp.                                                      25,875                                     762,536
Monsanto Co.                                                         23,719                                   1,601,981 (h)
Occidental Petroleum Corp.                                           15,243                                     882,265
Oracle Corp.                                                         42,292                                     833,575 (a,h)
Paychex, Inc.                                                         5,529                                     216,295
Praxair, Inc.                                                        16,355                                   1,177,397 (j)
QUALCOMM, Inc.                                                        4,542                                     197,077
Schlumberger Ltd.                                                    16,415                                   1,394,290
Spirit Aerosystems Holdings, Inc. (Class A)                          11,377                                     410,141 (a)
State Street Corp.                                                    9,549                                     653,152 (e,j)
Textron Inc.                                                          2,535                                     279,129
The Coca-Cola Co.                                                     4,665                                     244,026
Transocean Inc.                                                       4,618                                     489,416 (a)
United Technologies Corp.                                            18,448                                   1,308,517
Yahoo! Inc.                                                          32,821                                     890,434 (a)
                                                                                                             21,000,362
TOTAL COMMON STOCK                                                                                           65,879,508
(COST $50,218,971)

------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.8%
------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                    47,100                                     645,608
Cia Vale do Rio Doce ADR                                             21,430                                     807,911 (h)
Fresenius AG                                                          7,113                                     540,579

TOTAL PREFERRED STOCK                                                                                         1,994,098
(COST $1,418,174)

------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                                  6,307                                       8,944 (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                                              67,882,550
(COST $51,637,145)

------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.3%
------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                     4,798                                     173,592 (p)
Industrial Select Sector SPDR Fund                                   18,300                                     714,432 (h,p)

TOTAL EXCHANGE TRADED FUNDS                                                                                     888,024
(COST $615,460)

TOTAL INVESTMENTS IN SECURITIES                                                                              68,770,574
(COST $52,252,605)

------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.9%
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.4%
GEI Short Term Investment Fund
5.55%                                                               944,622                                     944,622 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL ROM SECURITIES ON LOAN - 19.5%
State Street Navigator Securities Lending
Prime Portfolio
5.36%                                                            13,692,043                                  13,692,043 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 14,636,665
(COST $14,636,665)

TOTAL INVESTMENTS                                                                                            83,407,239
(COST $66,889,270)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (18.8)%                                                        (13,170,503)
                                                                                                           ------------
NET ASSETS  - 100.0%                                                                                        $70,236,736
                                                                                                           ============

------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------

The GE Global Equity Fund had the following long futures contracts open at June
30, 2007 (unaudited) :

                                          EXPIRATION DATE        NUMBER OF CONTRACTS      CURRENT NOTIONAL         UNREALIZED
DESCRIPTION                                                                                    VALUE              DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures             September 2007                3                   $182,932               $(2,755)
FTSE 100 Index Futures                     September 2007                1                    133,181                (2,939)
S&P 500 Index Futures                      September 2007                1                    378,850                (8,150)
Topix Index Futures                        September 2007                1                    143,731                (1,053)
                                                                                                                   ---------
                                                                                                                   $(14,897)
                                                                                                                   =========

The GE Global Equity Fund was invested in the following sectors at June 30, 2007 (unaudited) :

                                               PERCENTAGE (BASED ON
SECTOR                                           MARKET VALUE)
----------------------------------------------------------------------
Short-Term                                             17.55%
Financials                                             17.01%
Materials                                              11.90%
Industrials                                            10.83%
Information Technology                                  9.87%
Consumer Discretionary                                  8.81%
Energy                                                  8.24%
Consumer Staples                                        5.11%
Telecommunication Services                              4.25%
Healthcare                                              4.21%
Utilities                                               2.22%
                                                      -------
                                                      100.00%
                                                      =======

GE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                             NUMBER OF
                                                               SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%
------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.8%
Brambles Ltd.                                                   15,441                       $159,300 (a)
Paladin Resources Ltd.                                          56,166                        390,551 (a,j)
                                                                                              549,851

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                     7,159                        763,722 (j)

CANADA - 3.0%
Canadian National Railway Co.                                   15,343                        781,754 (j)
Potash Corp of Saskatchewan                                     15,060                      1,179,058 (j)
                                                                                            1,960,812

CHINA - 0.7%
China Petroleum & Chemical Corp.                               390,000                        435,684

DENMARK - 0.8%
Group 4 Securicor PLC                                           74,676                        313,733
Novozymes (Series B)                                             2,090                        241,716
                                                                                              555,449

EGYPT - 0.7%
Orascom Construction Industries                                  7,139                        467,319

FINLAND - 2.2%
Nokia OYJ                                                       51,667                      1,447,967

FRANCE - 10.7%
Accor S.A.                                                       2,410                        212,589 (h)
Alstom                                                           3,276                        545,109 (a,j)
AXA S.A.                                                        14,140                        606,513 (j)
BNP Paribas                                                     10,082                      1,195,006 (j)
Credit Agricole S.A.                                            16,144                        653,685 (j)
Groupe Danone                                                    2,561                        206,398
LVMH Moet Hennessy Louis Vuitton S.A.                            4,679                        537,232 (j)
Renault S.A.                                                     1,565                        250,470 (j)
Schneider Electric S.A.                                          2,556                        357,348
Suez S.A.                                                        6,498                        370,683
Total S.A.                                                      12,498                      1,011,141 (j)
Veolia Environnement                                            11,731                        919,387 (j)
Vinci S.A.                                                       3,404                        253,519
                                                                                            7,119,080

GERMANY - 8.7%
Allianz AG (Regd.)                                               2,761                        646,161 (j)
Bayer AG                                                        11,666                        881,427 (j)
DaimlerChrysler AG (Regd.)                                       4,088                        377,377
E.ON AG                                                          6,223                      1,042,650
Linde AG                                                         6,838                        823,525 (j)
Metro AG                                                         5,769                        477,970 (j)
RWE AG                                                           3,601                        383,505 (j)
Siemens AG (Regd.)                                               7,966                      1,143,877
                                                                                            5,776,492

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.                   18,822                        582,119

HONG KONG - 1.8%
Esprit Holdings Ltd.                                            12,000                        152,491
Hongkong Land Holdings Ltd.                                     77,999                        351,479
Jardine Matheson Holdings Ltd.                                  11,833                        281,843
Sun Hung Kai Properties Ltd.                                    35,455                        427,142
                                                                                            1,212,955

INDIA - 0.8%
ICICI Bank Ltd. ADR                                              8,002                        393,298 (j)
Larsen & Toubro Ltd.                                             1,399                         75,274
Reliance Capital Ltd. ADR                                        2,894                         77,371 (a,b)
                                                                                              545,943

ITALY - 5.4%
ENI S.p.A.                                                       5,312                        192,186 (h,j)
Banca Intesa S.p.A.                                             98,776                        734,867
Saipem S.p.A.                                                   44,648                      1,520,139
UniCredito Italiano S.p.A.                                     130,985                      1,167,395
                                                                                            3,614,587

JAPAN - 18.8%
Asahi Glass Company Ltd.                                        37,005                        497,459 (h,j)
Bank of Yokohama Ltd.                                           58,308                        407,152
Chiyoda Corp.                                                   24,427                        464,058 (j)
East Japan Railway Co.                                              95                        729,801
Hoya Corp.                                                      12,200                        403,499
Ibiden Company Ltd.                                             10,232                        658,226
Komatsu Ltd.                                                    21,169                        611,704
Mitsubishi Estate Company Ltd.                                  42,982                      1,162,635
Mitsubishi Heavy Industries Ltd.                                62,000                        395,891
Mitsubishi UFJ Financial Group, Inc.                               109                      1,197,655
Nidec Corp.                                                     11,516                        673,608 (j)
Nomura Holdings, Inc.                                           77,098                      1,493,014 (j)
Sekisui Chemical Company Ltd.                                    7,998                         61,628
Seven & I Holdings Company Ltd.                                 16,500                        470,246
Shiseido Company Ltd.                                           31,000                        659,756 (j)
Sumitomo Realty & Development Company Ltd.                      11,000                        357,157 (j)
Toray Industries Inc.                                          151,999                      1,119,818 (j)
Toyota Motor Corp.                                              18,443                      1,159,649
                                                                                           12,522,956

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                       12,667                        784,467 (j)

NETHERLANDS - 3.1%
ING Groep N.V.                                                  15,355                        674,381
Koninklijke Philips Electronics N.V.                            32,400                      1,370,066
                                                                                            2,044,447

NORWAY - 3.6%
Acergy S.A.                                                     29,909                        672,261
Orkla ASA                                                       17,876                        336,514
Telenor ASA                                                     71,459                      1,394,578
                                                                                            2,403,353

RUSSIA - 0.5%
Mobile Telesystems OJSC ADR                                      5,705                        345,552 (a)

SINGAPORE - 1.6%
CapitaLand Ltd.                                                100,000                        530,257
Singapore Telecommunications Ltd.                              252,174                        561,317
                                                                                            1,091,574

SOUTH AFRICA - 0.8%
MTN Group, Ltd.                                                 38,926                        530,280

SOUTH KOREA - 1.8%
Hyundai Motor Co.                                                2,740                        216,191
Kookmin Bank                                                     5,156                        452,201
Samsung Electronics Company Ltd.                                   900                        550,187
                                                                                            1,218,579

SPAIN - 1.4%
Banco Santander Central Hispano S.A. (Regd.)                    50,748                        930,846 (h,j)

SWEDEN - 1.0%
Sandvik AB                                                      33,504                        673,456

SWITZERLAND - 10.3%
ABB Ltd. (Regd.)                                                39,992                        898,714
Adecco S.A. (Regd.)                                              4,467                        344,420
Credit Suisse Group, (Regd.)                                    13,996                        990,267
Holcim Ltd. (Regd.)                                              2,614                        281,361
Nestle S.A. (Regd.)                                              3,145                      1,191,018
Novartis AG (Regd.)                                              8,014                        448,406
Roche Holding AG                                                 8,589                      1,516,763
Swatch Group AG                                                    851                        240,934
Swiss Reinsurance                                                3,080                        279,957
Syngenta AG (Regd)                                               3,314                        643,905
                                                                                            6,835,745

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                305,780                        654,871

UNITED KINGDOM - 14.5%
BG Group, PLC                                                   26,374                        431,957
BHP Billiton PLC                                                60,328                      1,674,369
Diageo PLC                                                      32,465                        674,191
Group 4 Securicor PLC                                           62,597                        263,720
GlaxoSmithKline PLC                                             14,835                        386,112 (h)
Lloyds TSB Group, PLC                                           36,637                        406,912
National Grid PLC                                               29,270                        431,508
Prudential PLC                                                  51,634                        734,328
Reed Elsevier PLC                                               28,593                        369,209
Rio Tinto PLC (Regd.)                                            9,924                        758,557
Royal Bank of Scotland Group, PLC                               88,092                      1,113,691
Smiths Group PLC                                                10,529                        249,483
Tesco PLC                                                       77,004                        643,703
Vodafone Group, PLC                                            440,396                      1,474,387
                                                                                            9,612,127

TOTAL COMMON STOCK                                                                         64,680,233
(COST $46,165,238)

------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.2%
------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                               14,600                        200,125
Cia Vale do Rio Doce ADR                                        33,276                      1,254,505

TOTAL PREFERRED STOCK                                                                       1,454,630
(COST $874,807)

------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                            11,731                         16,636 (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                            66,151,499
(COST $47,040,045)

------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.8%
------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.0%*
GEI Short Term Investment Fund
5.55%                                                            1,000                          1,000 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 20.8%
State Street Navigator Securities Lending
Prime Portfolio
5.36%                                                       13,819,173                     13,819,173 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                               13,820,173
(COST $13,820,173)

TOTAL INVESTMENTS                                                                          79,971,672
(COST $60,860,218)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (20.2)%                                     (13,461,125)
                                                                                         ------------
NET ASSETS  - 100.0%                                                                      $66,510,547
                                                                                         ============

------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------

The GE International Equity Fund had the following Short futures contracts open at June 30, 2007 (unaudited):

                                                                                                 CURRENT
                                                                                                NOTIONAL        UNREALIZED
DESCRIPTION                                       EXPIRATION DATE       NUMBER OF CONTRACTS       VALUE        DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------

DJ Euro Stoxx 50 Index Futures                     September 2007               2              $(121,955)         $(473)


The GE International Equity Fund was invested in the following sectors at June 30, 2007 (unaudited):

                                                       PERCENTAGE
                                                       (BASED ON
SECTOR                                                MARKET VALUE)
--------------------------------------------------------------------------------

Financials                                                21.59%
Short-Term                                                17.28%
Industrials                                               12.21%
Materials                                                 11.08%
Telecommunication Services                                 7.09%
Energy                                                     6.77%
Consumer Discretionary                                     6.19%
Information Technology                                     5.49%
Consumer Staples                                           5.40%
Utilities                                                  3.96%
Healthcare                                                 2.94%
                                                         -------
                                                         100.00%
                                                         =======

GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                            NUMBER OF
                                                                              SHARES                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 20.7%
Bed Bath & Beyond, Inc.                                                        267,032                             $9,610,482 (a,h)
Carnival Corp.                                                                 221,356                             10,795,532
Comcast Corp. (Class A)                                                        382,980                             10,708,121 (a)
Liberty Global, Inc. (Series C)                                                290,221                             11,405,685 (a)
Liberty Media Holding Corp - Capital (Series A)                                 80,813                              9,510,074 (a)
Liberty Media Holding Corp - Interactive (Series A)                            203,788                              4,550,586 (a)
Lowe's Companies, Inc.                                                         224,869                              6,901,230
                                                                                                                   63,481,710

CONSUMER STAPLES - 2.9%
PepsiCo, Inc.                                                                  137,029                              8,886,331

ENERGY - 7.3%
Schlumberger Ltd.                                                              144,057                             12,236,201
Transocean Inc.                                                                 94,867                             10,054,005 (a)
                                                                                                                   22,290,206

FINANCIALS - 11.6%
AFLAC Incorporated                                                             168,652                              8,668,713 (h)
CB Richard Ellis Group, Inc. (Class A)                                         238,923                              8,720,689 (a)
Federal National Mortgage Assoc.                                                84,326                              5,509,018
State Street Corp.                                                             186,220                             12,737,448 (e)
                                                                                                                   35,635,868

HEALTHCARE - 16.4%
Amgen, Inc.                                                                    130,002                              7,187,810 (a)
Johnson & Johnson                                                               70,272                              4,330,161
Lincare Holdings Inc.                                                          186,220                              7,420,867 (a)
Medtronic Inc.                                                                 210,815                             10,932,866
UnitedHealth Group, Inc.                                                       195,355                              9,990,455
Zimmer Holdings, Inc.                                                          122,975                             10,439,348 (a)
                                                                                                                   50,301,507

INDUSTRIALS - 3.7%
Dover Corp.                                                                    223,464                             11,430,184

INFORMATION TECHNOLOGY - 32.1%
Analog Devices, Inc.                                                           175,679                              6,612,557
Cisco Systems, Inc.                                                            456,765                             12,720,905 (a,h)
eBay, Inc.                                                                     228,383                              7,349,365 (a,h)
Intuit Inc.                                                                    337,305                             10,146,134 (a)
Linear Technology Corp.                                                         91,353                              3,305,151 (j)
Microsoft Corp.                                                                319,736                              9,422,620
Molex, Inc. (Class A)                                                          333,790                              8,862,124 (h)
Paychex, Inc.                                                                  288,114                             11,271,020
QUALCOMM, Inc.                                                                 245,951                             10,671,814
Western Union Co.                                                              446,224                              9,294,846
Yahoo! Inc.                                                                    330,276                              8,960,388 (a)
                                                                                                                   98,616,924

MATERIALS - 3.5%
Monsanto Co.                                                                   158,111                             10,678,817 (h)

TOTAL INVESTMENTS IN SECURITIES                                                                                   301,321,547
(COST $256,785,082)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.6%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.9%
GEI Short Term Investment Fund
5.55%                                                                        5,734,128                              5,734,128 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 0.7%
State Street Navigator Securities Lending Prime
Portfolio 5.36%                                                              2,307,340                              2,307,340 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                        8,041,468
(COST $8,041,468)

TOTAL INVESTMENTS                                                                                                 309,363,015
(COST $264,826,550)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                                               (2,397,987)
                                                                                                                 ------------
NET ASSETS  - 100.0%                                                                                             $306,965,028
                                                                                                                 ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following Short futures contracts open at June 30, 2007 (unaudited):

                                                                                            CURRENT NOTIONAL       UNREALIZED
DESCRIPTION                                   EXPIRATION DATE      NUMBER OF CONTRACTS           VALUE           DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                            September 2007               1                $(378,850)           $(2,650)

GE STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                    NUMBER OF
                                                                                     SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 46.5%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.0%
Bed Bath & Beyond, Inc.                                                              43,130                   $1,552,249 (a,j)
Carnival Corp.                                                                       24,293                    1,184,770
Coach, Inc.                                                                           1,381                       65,446 (a)
Comcast Corp. (Class A)                                                              71,267                    1,992,625 (a,h)
Dick's Sporting Goods, Inc.                                                           1,235                       71,840 (a,j)
Home Depot, Inc.                                                                     21,704                      854,052 (h)
Liberty Global, Inc. (Series C)                                                      20,934                      822,706 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                       8,277                      974,037 (a)
Life Time Fitness, Inc.                                                               4,723                      251,405 (a,j)
Lowe's Companies, Inc.                                                               33,693                    1,034,038
Omnicom Group, Inc.                                                                  13,564                      717,807
O'Reilly Automotive, Inc.                                                             6,927                      253,182 (a,j)
Pulte Homes, Inc.                                                                     2,872                       64,476 (j)
Regal Entertainment Group, (Class A)                                                  6,893                      151,163 (j)
Staples, Inc.                                                                        23,962                      568,618
Starwood Hotels & Resorts Worldwide, Inc.                                             2,157                      144,670
Target Corp.                                                                         14,675                      933,330
The Cheesecake Factory                                                               18,743                      459,578 (a,j)
Weight Watchers International Inc.                                                    2,919                      148,402 (j)
                                                                                                              12,244,394

CONSUMER STAPLES - 4.8%
Alberto-Culver Co.                                                                   10,575                      250,839
Brown-Forman Corp. (Class B)                                                            681                       49,767 (j)
Clorox Co.                                                                            3,030                      188,163
Colgate-Palmolive Co.                                                                22,937                    1,487,464
Kimberly-Clark Corp.                                                                  2,836                      189,700
McCormick & Company, Inc.                                                             3,778                      144,244
PepsiCo, Inc.                                                                        37,735                    2,447,115
Procter & Gamble Co.                                                                 27,006                    1,652,497
The Coca-Cola Co.                                                                    32,062                    1,677,163
The Kroger Co.                                                                        2,066                       58,117
Wal-Mart Stores, Inc.                                                                 4,193                      201,725
                                                                                                               8,346,794

ENERGY - 3.7%
Dresser-Rand Group, Inc.                                                              5,017                      198,171 (a)
EOG Resources, Inc.                                                                   9,463                      691,367
Exxon Mobil Corp.                                                                    24,666                    2,068,984 (h)
GlobalSantaFe Corp.                                                                   2,762                      199,555 (j)
Halliburton Co.                                                                      11,098                      382,881
Hess Corp.                                                                            2,907                      171,397
Peabody Energy Corp.                                                                  2,985                      144,414
Schlumberger Ltd.                                                                    27,376                    2,325,317
Weatherford International Ltd.                                                        4,814                      265,925 (a,j)
                                                                                                               6,448,011

FINANCIALS - 6.1%
Affiliated Managers Group, Inc.                                                       1,480                      190,565 (a,j)
American International Group, Inc.                                                   38,475                    2,694,404
CB Richard Ellis Group, Inc. (Class A)                                               10,219                      372,994 (a,h,j)
Citigroup, Inc.                                                                      32,550                    1,669,490
CVB Financial Corp.                                                                  15,417                      171,437 (j)
Douglas Emmett, Inc. (REIT)                                                           4,539                      112,295 (j)
Federal National Mortgage Assoc.                                                     19,854                    1,297,062
Fortress Investment Group LLC (Class A)                                               6,756                      160,928 (j)
Greenhill & Company, Inc.                                                             2,852                      195,961 (j)
Hartford Financial Services Group, Inc.                                               1,594                      157,025
HCC Insurance Holdings, Inc.                                                         16,603                      554,706 (j)
Legg Mason, Inc.                                                                      2,371                      233,259
Metlife, Inc.                                                                         5,919                      381,657
SL Green Realty Corp. (REIT)                                                          1,526                      189,056 (j)
State Street Corp.                                                                   22,690                    1,551,996 (e)
SunTrust Banks, Inc.                                                                  7,152                      613,212
Zions Bancorporation                                                                  1,903                      146,360
                                                                                                              10,692,407

HEALTHCARE - 8.5%
Abbott Laboratories                                                                  23,184                    1,241,503 (h)
Aetna, Inc.                                                                          19,505                      963,547
Alcon, Inc.                                                                           1,191                      160,678
Amgen, Inc.                                                                          23,096                    1,276,978 (a)
Amylin Pharmaceuticals, Inc.                                                          5,660                      232,966 (a,j)
Barr Pharmaceuticals, Inc.                                                            4,754                      238,793 (a,j)
DENTSPLY International, Inc.                                                          5,647                      216,054 (j)
Gen-Probe Inc.                                                                        2,979                      179,991 (a)
Gilead Sciences, Inc.                                                                21,356                      827,973 (a)
Henry Schein, Inc.                                                                    3,086                      164,885 (a,j)
Hologic, Inc.                                                                         4,722                      261,174 (a,j)
Lifecell Corp.                                                                        4,940                      150,868 (a,j)
Lincare Holdings Inc.                                                                10,235                      407,865 (a)
Manor Care, Inc.                                                                      3,680                      240,267 (j)
Medtronic Inc.                                                                       32,770                    1,699,452
Pfizer Inc.                                                                          58,846                    1,504,692 (h)
Psychiatric Solutions Inc.                                                            8,749                      317,239 (a,j)
Resmed, Inc.                                                                         19,926                      822,147 (a,j)
Thermo Electron Corp.                                                                 6,683                      345,645 (a)
UnitedHealth Group, Inc.                                                             35,277                    1,804,066
Vertex Pharmaceuticals, Inc.                                                          5,098                      145,599 (a,j)
Wyeth                                                                                29,351                    1,682,986 (h)
                                                                                                              14,885,368

INDUSTRIALS - 3.6%
Corporate Executive Board Co.                                                         3,372                      218,877 (j)
CoStar Group, Inc.                                                                    3,734                      197,454 (a,j)
Dover Corp.                                                                          30,496                    1,565,000
Hexcel Corp.                                                                         15,296                      322,287 (a,h,j)
Joy Global, Inc.                                                                      2,453                      143,083 (j)
SAIC, Inc.                                                                            8,514                      153,848 (a,j)
Southwest Airlines Co.                                                               67,824                    1,011,256 (h,j)
Spirit Aerosystems Holdings, Inc. (Class A)                                           2,882                      103,896 (a)
Stericycle, Inc.                                                                      1,068                       47,483 (a,j)
Textron Inc.                                                                         11,754                    1,294,233
United Technologies Corp.                                                            14,798                    1,049,622
WESCO International, Inc.                                                             2,615                      158,077 (a,j)
                                                                                                               6,265,116

INFORMATION TECHNOLOGY - 10.8%
Activision, Inc.                                                                     28,491                      531,927 (a,h)
Analog Devices, Inc.                                                                 11,962                      450,250
Automatic Data Processing, Inc.                                                      17,819                      863,687
Cisco Systems, Inc.                                                                  79,133                    2,203,854 (a)
Citrix Systems, Inc.                                                                  4,722                      158,990 (a,j)
Cogent, Inc.                                                                         10,085                      148,149 (a,j)
Comverse Technology, Inc.                                                             7,135                      148,765 (a,h)
DST Systems, Inc.                                                                     2,473                      195,886 (a,j)
eBay, Inc.                                                                            4,069                      130,940 (a)
Electronic Arts, Inc.                                                                   727                       34,402 (a)
EMC Corp.                                                                            15,428                      279,247 (a,j)
Global Cash Access Holdings, Inc.                                                    13,141                      210,519 (a,j)
Harris Corp.                                                                          3,749                      204,508 (j)
Hittite Microwave Corp.                                                               3,342                      142,804 (a)
Intel Corp.                                                                          54,999                    1,306,776
Intuit Inc.                                                                          43,757                    1,316,211 (a,j)
Juniper Networks, Inc.                                                                9,804                      246,767 (a,j)
Limelight Networks, Inc.                                                              4,596                       90,909 (a,j)
Linear Technology Corp.                                                               2,300                       83,214
Macrovision Corp.                                                                    10,597                      318,546 (a,j)
Microchip Technology Inc.                                                             4,970                      184,089 (j)
Microsoft Corp.                                                                      44,394                    1,308,291 (h)
Molex, Inc. (Class A)                                                                39,092                    1,037,892 (j)
NAVTEQ Corp.                                                                          1,233                       52,205 (a,j)
Network Appliance, Inc.                                                               2,750                       80,300 (a,j)
Nvidia Corp.                                                                          3,633                      150,079 (a)
Oracle Corp.                                                                         69,061                    1,361,192 (a)
Paychex, Inc.                                                                        39,994                    1,564,565
QUALCOMM, Inc.                                                                       47,427                    2,057,858
Salesforce.com, Inc.                                                                  2,398                      102,778 (a)
Western Union Co.                                                                    60,054                    1,250,925
Yahoo! Inc.                                                                          29,103                      789,564 (a)
                                                                                                              19,006,089

MATERIALS - 0.8%
Cabot Corp.                                                                           3,491                      166,451
Martin Marietta Materials, Inc.                                                       1,511                      244,812
Monsanto Co.                                                                         12,903                      871,469 (j)
Praxair, Inc.                                                                         2,896                      208,483
                                                                                                               1,491,215

TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. (Class A)                                                        4,157                      174,594 (a)
BigBand Networks, Inc.                                                                8,636                      113,218 (a,j)
Neustar, Inc. (Class A)                                                              10,732                      310,906 (a,j)
NII Holdings Inc. (Class B)                                                           9,998                      807,239 (a,j)
                                                                                                               1,405,957
UTILITIES - 0.4%
DTE Energy Co.                                                                        2,872                      138,488
ITC Holdings Corp.                                                                    6,612                      268,646
PPL Corp.                                                                             3,022                      141,399
SCANA Corp.                                                                           3,504                      134,168 (j)
                                                                                                                 682,701

TOTAL DOMESTIC EQUITY                                                                                         81,468,052
(COST $71,094,284)

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 31.4%
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 30.6%

CONSUMER DISCRETIONARY - 2.4%
Accor S.A.                                                                            1,786                      157,545
China Travel International Inv                                                      113,777                       59,674
Cyrela Brazil Realty S.A.                                                               100                        1,241
DaimlerChrysler AG (Regd.)                                                            3,030                      279,710
Esprit Holdings Ltd.                                                                  8,000                      101,661
Gafisa S.A.                                                                           2,749                       43,105
Genting Bhd                                                                          17,500                       41,877
Hyundai Motor Co.                                                                     2,910                      229,605
Indian Hotels Company Ltd.                                                            7,490                       27,714
Koninklijke Philips Electronics N.V.                                                 24,013                    1,015,414
LVMH Moet Hennessy Louis Vuitton S.A.                                                 3,468                      398,188 (j)
Massmart Holdings Ltd.                                                                2,047                       24,992
Megainfo Holdings Ltd.                                                              136,000                       30,711 (a)
Naspers Ltd.                                                                          1,012                       26,058
Natura Cosmeticos S.A.                                                                3,000                       43,614
ON*Media Corp.                                                                        5,840                       54,038 (a)
Prajay Engineers Syndicate Ltd.                                                       5,654                       34,885
Reed Elsevier PLC                                                                    21,193                      273,656
Renault S.A.                                                                          1,159                      185,492
Sekisui Chemical Company Ltd.                                                         7,999                       61,636
Swatch Group AG                                                                         630                      178,365
Toyota Motor Corp.                                                                   13,716                      862,427
Truworths International Ltd.                                                          4,631                       23,876
Urbi Desarrollos Urbanos S.A. de C.V.                                                13,955                       64,331 (a)
                                                                                                               4,219,815

CONSUMER STAPLES - 1.9%
Cosan S.A. Industria e Comercio                                                       1,900                       31,095 (a)
Diageo PLC                                                                           24,062                      499,687
Groupe Danone                                                                         1,900                      153,126
IOI Corp.                                                                            40,000                       60,368
ITC Ltd.                                                                              7,039                       26,761
Metro AG                                                                              4,276                      354,273 (j)
Nestle S.A. (Regd.)                                                                   2,331                      882,755
Seven & I Holdings Company Ltd.                                                      12,300                      350,547
Shinsegae Company Ltd.                                                                   50                       32,538
Shiseido Company Ltd.                                                                23,000                      489,497 (j)
Tesco PLC                                                                            57,072                      477,085
Tiger Brands Ltd.                                                                     1,937                       49,674
                                                                                                               3,407,406

ENERGY - 2.9%
Acergy S.A.                                                                          22,206                      499,121
BG Group, PLC                                                                        19,547                      320,144
CAT Oil AG                                                                            2,329                       63,104 (a)
China Oilfield Services Ltd. (Series H)                                              14,000                       14,152
China Petroleum & Chemical Corp.                                                    336,000                      375,358
China Shenhua Energy Company Ltd.                                                    13,000                       44,954
ENI S.p.A.                                                                            3,939                      142,511 (j)
LUKOIL ADR                                                                              981                       74,752
Nexen, Inc.                                                                           4,756                      147,198
OAO Gazprom ADR                                                                       5,423                      227,224 (h,j)
Paladin Resources Ltd.                                                               41,626                      289,447 (a,j)
PetroChina Company Ltd.                                                              20,000                       29,609
Petroleo Brasileiro S.A. ADR                                                          7,222                      770,443 (h,j)
Saipem S.p.A.                                                                        33,090                    1,126,622
Thai Oil PCL                                                                         21,100                       43,086
TMK OAO GDR                                                                           3,197                      116,659 (b)
Total S.A.                                                                            9,263                      749,416 (j)
                                                                                                               5,033,800

FINANCIALS - 7.8%
Allianz AG (Regd.)                                                                    2,047                      479,062 (j)
AXA S.A.                                                                             10,479                      449,480 (j)
Banca Intesa S.p.A.                                                                  73,209                      544,656
Banco do Brasil S.A.                                                                  2,895                       41,922
Banco Santander Central Hispano S.A. (Regd.)                                         37,611                      689,881 (j)
Bank of Yokohama Ltd.                                                                41,704                      291,210
BNP Paribas                                                                           7,472                      885,646
CapitaLand Ltd.                                                                      74,000                      392,390 (j)
China Merchants Bank Company Ltd.                                                     4,000                       12,209
China Vanke Company Ltd.                                                             27,550                       57,035
Credit Agricole S.A.                                                                 12,054                      488,078 (j)
Credit Suisse Group, (Regd.)                                                         10,373                      733,927
Dubai Islamic Bank                                                                   13,234                       35,600
Egyptian Financial Group-Hermes Holding                                               3,490                       27,921
Emaar Properties                                                                     12,713                       41,017
Hongkong Land Holdings Ltd.                                                          57,999                      261,355 (j)
Hung Poo Real Estate Development Corp.                                               50,000                       59,643
ICICI Bank Ltd.                                                                       1,273                       29,825
ICICI Bank Ltd. ADR                                                                   5,964                      293,131 (h)
ING Groep N.V.                                                                       11,381                      499,846
Jardine Matheson Holdings Ltd.                                                        8,907                      212,151
Kazkommertsbank GDR                                                                   2,001                       44,022 (a,b)
Kookmin Bank                                                                          4,562                      400,105
Lloyds TSB Group, PLC                                                                27,164                      301,699
Mitsubishi Estate Company Ltd.                                                       31,982                      865,092
Mitsubishi UFJ Financial Group, Inc.                                                     80                      879,013
Nomura Holdings, Inc.                                                                57,199                    1,107,667 (j)
Ping An Insurance Group                                                               5,000                       35,424
Plaza Centers N.V.                                                                    7,824                       31,288 (a)
Prudential PLC                                                                       38,269                      544,253
PT Bank Niaga                                                                       595,747                       54,012
Reliance Capital Ltd. ADR                                                             1,469                       39,274 (a,b)
Royal Bank of Scotland Group, PLC                                                    65,295                      825,483
Samsung Fire & Marine Insurance Company Ltd.                                            360                       69,299
Siam Commercial Bank PCL                                                             28,600                       60,472
Standard Bank Group, Ltd.                                                             3,525                       48,915
State Bank of India Ltd. GDR                                                            456                       40,219 (j)
Sumitomo Realty & Development Company Ltd.                                            8,000                      259,751 (j)
Sun Hung Kai Properties Ltd.                                                         26,248                      316,221
Swiss Reinsurance                                                                     2,331                      211,876
Tisco Bank PCL                                                                       27,594                       21,958
UniCredito Italiano S.p.A.                                                           97,081                      865,228
VTB Bank OJSC                                                                         2,039                       22,388 (a,b)
Woori Investment & Securities Co Ltd                                                  2,390                       72,992
                                                                                                              13,642,636

HEALTHCARE - 1.1%
GlaxoSmithKline PLC                                                                  10,991                      286,064
Novartis AG (Regd.)                                                                   5,943                      332,527
Roche Holding AG                                                                      6,365                    1,124,019
Smith & Nephew PLC ADR                                                                2,733                      169,528
Teva Pharmaceutical Industries Ltd. ADR                                               1,483                       61,174 (j)
Yuhan Corp.                                                                             245                       45,840
Zentiva N.V.                                                                            484                       32,727 (a)
                                                                                                               2,051,879

INDUSTRIALS - 4.4%
ABB Ltd. (Regd.)                                                                     29,642                      666,125
Adecco S.A. (Regd.)                                                                   3,311                      255,289 (j)
Alstom                                                                                2,437                      405,504 (a,j)
Asahi Glass Company Ltd.                                                             27,003                      363,002 (j)
Barloworld Ltd.                                                                       1,182                       32,916
Brambles Ltd.                                                                        11,720                      120,911 (a)
Canadian National Railway Co.                                                        11,371                      579,373
China Communications Construction Company Ltd.                                       30,898                       55,378
Chiyoda Corp.                                                                        18,369                      348,970 (j)
Daewoo  Shipbuilding  & Marine  Engineering  Company Ltd.                               600                       33,921
Doosan Heavy  Industries  and  Construction  Company Ltd.                             1,350                      129,113
East Japan Railway Co.                                                                   71                      545,430
Empresas ICA Sociedad Controladora S.A. de C.V.                                      11,219                       56,969 (a)
Enka Insaat ve Sanayi AS                                                              5,920                       67,784
Fraser and Neave Ltd.                                                                 7,000                       24,974
Group 4 Securicor PLC                                                               101,753                      428,034
Grupo  Aeroportuario  del Sureste  S.A. de C.V.  ADR
(Series B)                                                                              528                       27,820
Hyunjin Materials Company Ltd.                                                        1,213                       53,899
Jaguar Mining Inc.                                                                    3,892                       26,965 (a)
Jaiprakash Associates Ltd.                                                            2,862                       52,244
Komatsu Ltd.                                                                         14,811                      427,982
Larsen & Toubro Ltd.                                                                    550                       29,593
Mitsubishi Heavy Industries Ltd.                                                     47,000                      300,111
Orascom Construction Industries                                                       5,990                      392,106
Orkla ASA                                                                            13,250                      249,430
Sandvik AB                                                                           25,053                      503,584
Schneider Electric S.A.                                                               1,920                      268,430
Siemens AG (Regd.)                                                                    5,903                      847,641 (j)
Smiths Group PLC                                                                      7,804                      184,915
United Tractors Tbk PT                                                               68,500                       62,608
Vinci S.A.                                                                            2,524                      187,980
Yangzijiang Shipbuilding Holdings Ltd.                                                  796                          999 (a)
                                                                                                               7,730,000

INFORMATION TECHNOLOGY - 2.3%
Delta Electronics Inc.                                                               19,067                       75,066 (a)
Gemtek Technology Corp.                                                              25,000                       64,222
HON HAI Precision Industry Company Ltd.                                              15,400                      133,018
Hoya Corp.                                                                            9,000                      297,663
Ibiden Company Ltd.                                                                   7,500                      482,476 (j)
MediaTek Inc.                                                                         8,600                      133,803
Mettler Toledo International Inc.                                                     1,708                      163,131 (a)
Nidec Corp.                                                                           8,258                      483,037 (j)
Nokia OYJ                                                                            38,282                    1,072,853 (j)
Samsung Electronics Company Ltd.                                                        990                      605,206
Sohu.com Inc.                                                                           741                       23,705 (a,j)
Taiwan Semiconductor Manufacturing Company Ltd.                                     225,693                      483,353
                                                                                                               4,017,533

MATERIALS - 3.6%
Bayer AG                                                                              8,644                      653,099
BHP Billiton PLC                                                                     45,598                    1,265,547
China Molybdenum Company Ltd.                                                           670                        1,294 (a)
Good Fellow Group Ltd.                                                              494,000                       94,981 (a)
Harmony Gold Mining Company Ltd. ADR                                                  3,160                       45,093 (a,j)
Holcim Ltd. (Regd.)                                                                   1,938                      208,599 (j)
Israel Chemicals Ltd.                                                                10,117                       80,493
Linde AG                                                                              5,068                      610,358 (j)
Makhteshim-Agan Industries Ltd.                                                       7,985                       57,791
MMC Norilsk Nickel ADR                                                                  381                       84,582 (j)
Novozymes (Series B)                                                                  1,548                      179,032
Polymetal GDR                                                                         6,472                       41,421 (a,b)
POSCO                                                                                   170                       81,610
Potash Corp of Saskatchewan                                                          11,167                      874,226
Rio Tinto PLC (Regd.)                                                                 7,348                      561,656
Samling Global Ltd.                                                                 126,000                       48,673 (a)
Steppe Cement Ltd.                                                                      412                        2,670 (a)
Syngenta AG (Regd)                                                                    2,455                      477,003
Toray Industries Inc.                                                               112,999                      832,494 (j)
Vedanta Resources PLC                                                                 2,458                       79,161
                                                                                                               6,279,783

TELECOMMUNICATION SERVICES - 2.8%
America Movil S.A. de C.V. ADR (Series L)                                            11,518                      713,310 (h,j)
Bharti Airtel Ltd.                                                                    3,594                       73,792 (a)
China Mobile Ltd.                                                                     7,000                       75,460
Hellenic Telecommunications Organization S.A.                                        13,946                      431,316
Hutchison Telecommunications International Ltd.                                      23,000                       29,629
Mobile Telesystems OJSC ADR                                                           5,184                      313,994 (a)
MTN Group, Ltd.                                                                      35,710                      486,469
Orascom Telecom Holding SAE                                                           2,235                       28,733
Orascom Telecom Holding SAE GDR                                                         343                       22,261 (j)
Philippine Long Distance Telephone Co.                                                  646                       36,927
Singapore Telecommunications Ltd.                                                   184,622                      410,952
Telekom Malaysia Bhd                                                                 18,700                       55,870
Telekomunikasi Indonesia Tbk PT (Series B)                                           51,000                       55,324
Telenor ASA                                                                          52,905                    1,032,482
Vodafone Group, PLC                                                                 326,596                    1,093,400
                                                                                                               4,859,919

UTILITIES - 1.4%
CEZ                                                                                   1,181                       60,755
E.ON AG                                                                               4,612                      772,731
First Philippine Holdings Corp.                                                      23,000                       44,788
National Grid PLC                                                                    21,748                      320,616
Perusahaan Gas Negara                                                                34,000                       35,602
RWE AG                                                                                2,669                      284,248 (j)
Suez S.A.                                                                             4,816                      274,732
Veolia Environnement                                                                  8,695                      681,448 (j)
                                                                                                               2,474,920

TOTAL COMMON STOCK                                                                                            53,717,691
(COST $37,916,970)

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                    17,900                      245,358
Cia Vale do Rio Doce                                                                  3,960                      149,045
Cia Vale do Rio Doce ADR                                                             24,698                      931,115 (h)
Petroleo Brasileiro S.A.                                                              1,000                       26,812

TOTAL PREFERRED STOCK                                                                                          1,352,330
(COST $766,542)

-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                                                  8,695                       12,330 (a,j)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                          55,082,351
(COST $38,683,512)

                                                                                   PRINCIPAL
                                                                                    AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 20.5%
-----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 3.6%
U.S. Treasury Bonds
4.50%                                                02/15/36                       $35,000                      $31,721
4.75%                                                02/15/37                     1,301,000                    1,227,415
U.S. Treasury Notes
4.50%                                                04/30/12 - 05/15/17            355,000                      347,338
4.63%                                                10/31/11 - 02/15/17          1,938,000                    1,881,109
4.75%                                                05/31/12                       737,000                      731,281
4.88%                                                05/31/09                     2,028,000                    2,027,736
                                                                                                               6,246,600

FEDERAL AGENCIES - 0.7%
Federal Home Loan Mortgage Corp.
4.75%                                                03/05/12                       600,000                      586,418
4.88%                                                02/09/10                       335,000                      332,497
5.00%                                                02/16/17                       340,000                      328,377
                                                                                                               1,247,292

AGENCY MORTGAGE BACKED - 4.9%
Federal Home Loan Mortgage Corp.
4.50%                                                06/01/33 - 02/01/35            102,189                       93,025 (h)
5.00%                                                07/01/35 - 10/01/35            207,498                      195,022 (h)
5.50%                                                05/01/20                        12,618                       12,437 (h)
6.00%                                                04/01/17 - 05/01/35            259,869                      259,154 (h)
6.50%                                                01/01/27 - 07/01/36            204,801                      207,762 (h)
7.00%                                                10/01/16 - 08/01/36             55,713                       57,363 (h)
7.50%                                                11/01/09 - 09/01/33             28,827                       30,056 (h)
8.00%                                                04/01/30 - 11/01/30              4,379                        4,600 (h)
9.00%                                                04/01/16 - 06/01/21              4,920                        5,249 (h)
Federal National Mortgage Assoc.
4.00%                                                05/01/19 - 06/01/19             88,575                       82,085 (h)
4.50%                                                05/01/18 - 02/01/35            571,413                      537,753 (h)
5.00%                                                06/01/20 - 08/01/35            472,706                      446,884 (h)
5.26%                                                04/01/37                        42,984                       42,462 (i)
5.44%                                                04/01/37                         3,885                        3,861 (i)
5.50%                                                03/01/14 - 08/01/35            367,200                      361,184 (h)
5.53%                                                04/01/37                        54,260                       54,027 (i)
5.56%                                                03/01/37                         3,719                        3,706 (i)
5.62%                                                04/01/37                        96,234                       96,004 (i)
5.64%                                                06/01/37                        69,930                       69,822 (i)
5.67%                                                05/01/37                        29,922                       29,877 (i)
5.69%                                                04/01/37                        35,135                       35,120 (i)
5.71%                                                04/01/37                       138,671                      138,658 (i)
5.85%                                                06/01/37                        84,997                       85,258 (i)
6.00%                                                07/01/14 - 08/01/35            492,067                      488,747 (h)
6.50%                                                01/01/15 - 02/01/35            747,799                      758,794 (h)
7.00%                                                10/01/16 - 06/01/36            186,320                      192,165 (h)
7.50%                                                12/01/09 - 03/01/34             76,653                       79,768 (h)
8.00%                                                12/01/11 - 11/01/33             37,743                       39,450 (h)
8.50%                                                07/01/30 - 05/01/31              3,011                        3,231 (h)
9.00%                                                06/01/09 - 12/01/22             29,221                       30,618 (h)
5.00%                                                TBA                          1,143,000                    1,083,068 (c)
5.50%                                                TBA                          1,490,000                    1,436,919 (c)
6.00%                                                TBA                            705,000                      697,289 (c)
6.50%                                                TBA                            280,000                      282,625 (c)
Government National Mortgage Assoc.
4.50%                                                08/15/33 - 09/15/34            184,642                      170,280 (h)
5.00%                                                08/15/33                        36,208                       34,373 (h)
6.00%                                                04/15/30 - 09/15/36             90,628                       90,330 (h)
6.50%                                                02/15/24 - 08/15/36            198,318                      201,752 (h)
7.00%                                                03/15/12 - 09/15/36             84,517                       87,223 (h)
8.00%                                                09/15/29 - 06/15/30                280                          298 (h)
8.50%                                                10/15/17                        47,092                       50,107 (h)
9.00%                                                11/15/16 - 12/15/21             57,432                       61,713 (h)
                                                                                                               8,640,119

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Collateralized Mortgage Obligation Trust (Class B)
5.77%                                                11/01/18                         1,778                        1,524 (d,f,h)
Federal Home Loan Mortgage Corp.
1.13%                                                04/15/37                       142,904                        6,734 (g,i)
1.33%                                                10/15/18 - 04/25/37            237,603                       11,352 (g,h,i)
1.43%                                                05/15/37                       188,370                        8,786 (g,i)
1.83%                                                12/15/30                       270,039                       11,266 (g,h,i)
1.88%                                                09/15/36                       136,370                        9,290 (g,i)
2.46%                                                09/15/36                       136,303                       12,140 (g,i)
3.98%                                                12/15/33                        35,255                       26,460 (h,i)
4.50%                                                04/15/13 - 03/15/19            309,035                       27,172 (g,h)
5.00%                                                12/15/13 - 12/01/34          1,328,429                      240,034 (g,h)
5.50%                                                04/15/17 - 06/15/33            179,834                       28,936 (g,h)
5.50%                                                04/15/26 - 12/15/36            434,456                      427,811
6.00%                                                03/15/28                       116,727                      117,535
7.50%                                                01/15/16                        11,914                       12,244 (h)
7.50%                                                07/15/27                        13,537                        2,831 (g,h)
8.00%                                                04/15/20                           748                          748 (h)
8.00%                                                02/01/23 - 07/01/24              5,245                        1,334 (g,h)
24.46%                                               09/25/43                       401,898                        4,445 (d,g,h,i)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                                01/15/30                       130,000                      131,143
Federal Home Loan Mortgage STRIPS
7.24%                                                08/01/27                         1,138                          888 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 1)
5.23%                                                11/01/34                        90,796                       63,893 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                                11/01/23                        35,363                        9,686 (g,h)
8.00%                                                08/01/23 - 07/01/24             11,479                        2,907 (g,h)
8.50%                                                03/01/17 - 07/25/22              4,386                          914 (g,h)
9.00%                                                05/25/22                         1,996                          420 (g,h)
Federal National Mortgage Assoc.
1.13%                                                05/25/37 - 06/25/37          1,636,203                       81,174 (g,i)
1.19%                                                12/25/42                       188,839                        6,255 (g,h,i)
1.45%                                                03/25/37                       111,454                        6,944 (g,i)
1.68%                                                10/25/29                        69,432                        3,432 (g,h,i)
1.88%                                                06/25/36 - 07/25/37          1,755,277                      115,687 (g,i)
2.28%                                                09/25/42                       251,719                       13,373 (g,h,i)
2.33%                                                04/25/17 - 10/25/17            150,709                        8,473 (g,h,i)
2.38%                                                08/25/16                        43,655                        1,733 (g,h,i)
4.50%                                                05/25/18                        36,201                        3,326 (g,h)
4.75%                                                11/25/14                        23,074                        1,247 (g,h)
5.00%                                                08/25/17 - 02/25/32             55,804                        5,389 (g,h)
5.50%                                                03/25/29 - 03/25/33            145,000                      143,853
8.00%                                                07/25/14                        15,977                       16,150 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                12/01/33 - 05/25/37             26,645                        6,938 (g)
Federal National Mortgage Assoc. (Class S)
1.78%                                                02/25/31                        76,974                        3,589 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                                01/25/37                       374,418                       23,753 (g,i)
4.50%                                                11/25/13                        51,049                        1,900 (g,h)
4.91%                                                03/25/31                        74,061                       69,804 (h,i)
5.00%                                                10/25/22                        43,227                        6,964 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
6.13%                                                12/25/22                         1,933                        1,596 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                             03/25/22                             7                           52 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                             05/25/22                            11                          289 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                08/01/34                       378,102                       98,425 (g)
                                                                                                               1,780,839

ASSET BACKED - 0.8%
Bank One Issuance Trust
3.59%                                                05/17/10                        19,230                       19,162 (h)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                                01/25/34                         8,643                        8,672 (h,i)
Capital One Master Trust (Class C)
6.70%                                                06/15/11                        64,000                       64,751 (b,h)
Carmax Auto Owner Trust
4.35%                                                03/15/10                        44,000                       43,556 (h)
Chase    Funding    Mortgage    Loan    Asset-Backed
Certificates
5.82%                                                03/25/32                        12,768                       12,773 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                                04/07/10                        40,000                       39,658 (h)
Fleet Home Equity Loan Trust (Class A)
5.57%                                                01/20/33                        18,934                       18,952 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                10/15/10                        48,716                       48,133 (h)
Mid-State Trust
7.54%                                                07/01/35                         6,913                        7,294 (h)
Peco Energy Transition Trust
6.52%                                                12/31/10                        29,000                       29,850 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                                03/25/34                         4,944                        4,946 (h,i)
Residential Asset Securities Corp.
5.82%                                                07/25/32                         6,585                        6,587 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                07/25/30                        38,016                       37,612 (h,i)
Swift Master Auto Receivables Trust (Class A)
5.42%                                                06/15/12                     1,000,000                    1,000,000 (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                10/20/10                        29,000                       28,910 (h)
Wells Fargo Home Equity Trust
3.97%                                                05/25/34                        21,262                       20,648 (h,i)
                                                                                                               1,391,504

CORPORATE NOTES - 6.1%
Abbey National PLC
7.95%                                                10/26/29                        58,000                       69,557 (h)
AES Ironwood LLC
8.86%                                                11/30/25                       112,100                      124,431
Allied World Assurance Holdings Ltd.
7.50%                                                08/01/16                        30,000                       31,547
American Electric Power Company, Inc. (Series D)
5.25%                                                06/01/15                        64,000                       61,471 (h)
American Railcar Industries, Inc.
7.50%                                                03/01/14                        30,000                       29,850
Amgen Inc.
5.85%                                                06/01/17                        45,000                       44,266 (b)
Aramark Corp.
8.50%                                                02/01/15                        40,000                       40,700 (b)
Arizona Public Service Co.
6.25%                                                08/01/16                        20,000                       20,094 (h)
BAC CAP TRUST V
5.63%                                                03/08/35                        58,000                       51,737 (h)
Banco Santander Chile
5.38%                                                12/09/14                        61,000                       59,504 (b,h)
BanColombia S.A.
6.88%                                                05/25/17                        25,000                       24,219
Basell AF SCA
8.38%                                                08/15/15                       100,000                       95,750 (b)
BellSouth Corp.
4.20%                                                09/15/09                        50,000                       48,660 (h)
6.55%                                                06/15/34                        11,000                       10,962 (h)
BJ Services Co.
5.75%                                                06/01/11                        90,000                       89,750 (h)
Bristol-Myers Squibb Co.
5.88%                                                11/15/36                        30,000                       28,235
British Telecommunications PLC
8.63%                                                12/15/10                        35,000                       38,257 (h)
Cablevision Systems Corp.
8.00%                                                04/15/12                        35,000                       34,563 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                10/01/08                        54,000                       52,868 (b,h)
Capital One Bank
6.50%                                                06/13/13                        29,000                       29,744 (h)
Carolina Power & Light Co.
5.15%                                                04/01/15                        26,000                       24,932 (h)
5.70%                                                04/01/35                        13,000                       12,106 (h)
6.13%                                                09/15/33                        13,000                       12,868 (h)
Chaoda Modern Agriculture
7.75%                                                02/08/10                        40,000                       37,200 (b)
Chesapeake Energy Corp.
6.63%                                                01/15/16                        65,000                       62,563 (b)
Chubb Corp.
6.00%                                                05/11/37                        40,000                       38,249
CIT Group, Inc.
5.13%                                                09/30/14                        50,000                       46,866
Citigroup, Inc.
5.13%                                                02/14/11                        70,000                       69,125
Citizens Communications Co.
7.13%                                                03/15/19                       120,000                      113,400
Clear Channel Communications, Inc.
4.25%                                                05/15/09                        25,000                       24,162
Clear Channel Communications, Inc.
4.50%                                                01/15/10                       125,000                      119,442
CMS Energy Corp.
7.75%                                                08/01/10                        40,000                       41,596
Commonwealth Bank of Australia
6.02%                                                03/29/49                        85,000                       82,981 (b,h,i)
Constellation Brands, Inc.
7.25%                                                05/15/17                        85,000                       82,875 (b)
Consumers Energy Co.
5.15%                                                02/15/17                        38,000                       35,713 (h)
Corrections Corp of America
7.50%                                                05/01/11                        45,000                       45,619
COX Communications, Inc.
7.13%                                                10/01/12                        20,000                       21,109
7.75%                                                11/01/10                        35,000                       37,208
CRH America, Inc.
6.00%                                                09/30/16                        60,000                       59,325 (h)
CSC Holdings, Inc. (Series B)
8.13%                                                07/15/09                        55,000                       56,100
CSX Corp.
6.15%                                                05/01/37                        50,000                       47,908
CSX Transportation, Inc.
9.75%                                                06/15/20                         5,000                        6,389 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                                06/04/08                        38,000                       37,505 (h)
DBS Bank Ltd.
5.00%                                                11/15/19                        27,000                       25,403 (b,h,i)
Deluxe Corp.
3.50%                                                10/01/07                        80,000                       79,200
Denny's Holdings Inc.
10.00%                                               10/01/12                        80,000                       84,400
Dex Media West LLC
8.50%                                                08/15/10                       145,000                      150,256
Dillard's, Inc.
6.63%                                                11/15/08                       125,000                      125,312
Dominion Resources, Inc. (Series B)
6.30%                                                09/30/66                       120,000                      120,168 (i)
Dover Corp.
6.50%                                                02/15/11                        30,000                       30,863
6.65%                                                06/01/28                        20,000                       21,215
Duke Energy Corp.
5.38%                                                01/01/09                        15,000                       14,965
Dynegy Holdings Inc.
7.75%                                                06/01/19                        85,000                       79,050 (b)
Echostar DBS Corp.
7.00%                                                10/01/13                       160,000                      157,600
Edison Mission Energy
7.00%                                                05/15/17                        80,000                       75,400 (b)
EI Du Pont de Nemours & Co.
4.88%                                                04/30/14                        30,000                       28,466
El Paso Electric Co.
6.00%                                                05/15/35                        25,000                       23,315
Embarq Corp.
7.08%                                                06/01/16                        20,000                       20,092 (h)
Empresa  Energetica de Sergipe and Sociedade Anonima
de Eletrificaao da Paraiba
10.50%                                               07/19/13                        60,000                       66,900 (b,h)
Equistar Chemicals LP
8.75%                                                02/15/09                        85,000                       87,975
Federated Retail Holdings Inc.
5.35%                                                03/15/12                        95,000                       93,257
FirstEnergy Corp. (Series B)
6.45%                                                11/15/11                        13,000                       13,330 (h)
Freescale Semiconductor Inc.
8.88%                                                12/15/14                        80,000                       76,400 (b)
Gaz Capital for Gazprom
6.51%                                                03/07/22                       100,000                       98,700 (b)
Georgia Gulf Corp.
9.50%                                                10/15/14                        75,000                       74,625
GMAC LLC
5.13%                                                05/09/08                       125,000                      123,439
5.85%                                                01/14/09                        45,000                       44,349
Goldman Sachs Group, Inc.
6.60%                                                01/15/12                       175,000                      181,436 (h)
6.88%                                                01/15/11                        35,000                       36,426
GTE Corp.
6.94%                                                04/15/28                        17,000                       17,399 (h)
7.51%                                                04/01/09                        38,000                       39,170 (h)
Harrah's Operating Company, Inc.
5.38%                                                12/15/13                        60,000                       50,850
HCA Inc.
9.13%                                                11/15/14                       125,000                      131,406 (b)
Hospira, Inc.
5.55%                                                03/30/12                        45,000                       44,481
HSBC Bank USA NA
4.63%                                                04/01/14                       100,000                       93,449
HSBC Capital Funding LP (Series 1)
9.55%                                                12/31/49                        48,000                       53,004 (b,h,i)
HSBC Finance Corp.
6.75%                                                05/15/11                        30,000                       31,100
Hydro Quebec
8.50%                                                12/01/29                        25,000                       33,571
Idearc, Inc.
8.00%                                                11/15/16                        85,000                       85,850
IIRSA Norte Finance Ltd.
8.75%                                                05/30/24                       107,049                      124,176 (b,h)
ING Capital Funding TR III
8.44%                                                12/29/49                        50,000                       54,289 (i)
ING Groep N.V.
5.78%                                                12/29/49                        50,000                       48,203 (i)
Inmarsat Finance PLC
7.25%                                                11/15/12                        95,000                       90,606 (d,k)
International Steel Group Inc.
6.50%                                                04/15/14                        40,000                       40,651
IPSCO, Inc.
8.75%                                                06/01/13                        35,000                       37,078
iStar Financial, Inc. (REIT)
7.00%                                                03/15/08                        32,000                       32,259 (h)
JBS S.A.
9.38%                                                02/07/11                       100,000                      103,500
JP Morgan Chase & Co.
7.00%                                                11/15/09                        60,000                       61,998
JP Morgan Chase Bank
5.88%                                                06/13/16                        30,000                       29,946
Kansas Gas & Electric
5.65%                                                03/29/21                        32,000                       30,700 (h)
Kazkommerts International BV
7.00%                                                11/03/09                        45,000                       45,171 (b)
Libbey Glass Inc.
12.38%                                               06/01/11                        40,000                       44,200 (i)
Majestic Star Casino LLC
9.50%                                                10/15/10                       100,000                      104,000
Marfrig Overseas Ltd.
9.63%                                                11/16/16                       100,000                      104,500 (b)
Markel Corp.
7.35%                                                08/15/34                        20,000                       20,662
MBIA, Inc.
5.70%                                                12/01/34                        25,000                       22,969
Mediacom LLC
9.50%                                                01/15/13                       135,000                      138,038 (h)
Merck & Company, Inc.
5.75%                                                11/15/36                         5,000                        4,668
Metropolitan Life Global Funding I
4.25%                                                07/30/09                        60,000                       58,766 (b)
MGM Mirage
7.50%                                                06/01/16                        55,000                       52,181
Midamerican Energy Holdings Co.
6.13%                                                04/01/36                        50,000                       48,305
Mizuho Financial Group Cayman Ltd.
8.38%                                                12/29/49                        40,000                       41,767
Mohegan Tribal Gaming Authority
6.38%                                                07/15/09                        10,000                        9,900
8.00%                                                04/01/12                        90,000                       92,925 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                                07/29/49                       100,000                       98,145 (h,i)
Munich Re America Corp. (Series B)
7.45%                                                12/15/26                        30,000                       33,378
Nelnet, Inc.
5.13%                                                06/01/10                        71,000                       68,452 (h)
Nevada Power Co. (Series N)
6.65%                                                04/01/36                        35,000                       35,116
Nexen Inc.
6.40%                                                05/15/37                        60,000                       57,551
Nisource Finance Corp.
5.45%                                                09/15/20                        20,000                       18,187 (h)
7.88%                                                11/15/10                        15,000                       16,023
Norfolk Southern Corp.
6.00%                                                04/30/08                        35,000                       35,110 (h)
Norfolk Southern Railway Co.
9.75%                                                06/15/20                        17,000                       21,811 (h)
Nortel Networks Ltd.
10.75%                                               07/15/16                        40,000                       44,200 (b)
Northeast Utilities (Series B)
3.30%                                                06/01/08                        22,000                       21,517 (h)
NorthWestern Corp.
5.88%                                                11/01/14                        88,000                       85,398 (h)
Ohio Power Co. (Series E)
6.60%                                                02/15/33                        22,000                       22,766 (h)
ONEOK Partners LP
5.90%                                                04/01/12                        55,000                       55,313 (h)
OPTI Canada Inc.
8.25%                                                12/15/14                        85,000                       86,275 (b)
Orion Power Holdings Inc.
12.00%                                               05/01/10                        85,000                       96,050
Owens Brockway Glass Container Inc.
8.88%                                                02/15/09                        65,000                       66,138
Pacific Gas & Electric Co.
5.80%                                                03/01/37                        30,000                       28,005
PanAmSat Corp.
9.00%                                                08/15/14                        82,000                       85,485 (h)
Pemex Finance Ltd.
9.03%                                                02/15/11                        57,750                       61,127 (h)
Pemex Project Funding Master Trust
6.13%                                                08/15/08                        53,000                       53,206 (h)
7.38%                                                12/15/14                        29,000                       31,455 (h)
7.88%                                                02/01/09                        20,000                       20,678
Petrobras International Finance Co.
6.13%                                                10/06/16                        60,000                       58,800 (h)
Playtex Products, Inc.
8.00%                                                03/01/11                        40,000                       41,200
PNC Preferred Funding Trust I
6.52%                                                12/31/49                       140,000                      141,625 (b,i)
Prudential Financial, Inc.
5.70%                                                12/14/36                        50,000                       46,144
6.10%                                                06/15/17                        30,000                       30,338
Public Service Company of Colorado
7.88%                                                10/01/12                        50,000                       55,061
Puget Sound Energy, Inc.
3.36%                                                06/01/08                        22,000                       21,577 (h)
5.48%                                                06/01/35                        38,000                       33,369 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                06/01/67                        60,000                       60,000 (i)
Pulte Homes, Inc.
4.88%                                                07/15/09                        40,000                       38,781
Quebecor World Capital Corp.
4.88%                                                11/15/08                       125,000                      121,250
Rabobank Capital Funding Trust
5.25%                                                12/29/49                        60,000                       56,179 (b,h,i)
Reichhold Industries, Inc.
9.00%                                                08/15/14                        45,000                       45,900 (b)
Reliant Energy, Inc.
7.88%                                                06/15/17                        30,000                       29,175
Residential Capital LLC
6.38%                                                06/30/10                        65,000                       64,102
6.46%                                                04/17/09                        65,000                       64,892 (i)
Resona Bank Ltd.
5.85%                                                09/29/49                       100,000                       95,612 (b,h,i)
Rock-Tenn Co.
8.20%                                                08/15/11                        80,000                       82,400
Rouse Company LP (REIT)
6.75%                                                05/01/13                        90,000                       89,920 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                                10/01/14                        20,000                       19,141
Sabine Pass LNG LP
7.50%                                                11/30/16                       100,000                       99,500 (b)
Security Benefit Life Insurance
8.75%                                                05/15/16                        25,000                       28,677 (b)
Seitel, Inc.
9.75%                                                02/15/14                        50,000                       49,500 (b)
Sierra Pacific Resources
8.63%                                                03/15/14                       120,000                      128,797
Simon Property Group, L.P. (REIT)
4.60%                                                06/15/10                        38,000                       37,001 (h)
SLM Corp.
4.50%                                                07/26/10                       125,000                      115,625
5.66%                                                01/27/14                        90,000                       78,059 (i)
Southern Copper Corp.
7.50%                                                07/27/35                       100,000                      107,029
Southern Natural Gas Co.
5.90%                                                04/01/17                        25,000                       24,180 (b)
Sovereign Capital Trust VI
7.91%                                                06/13/36                        95,000                      101,515
Sprint Capital Corp.
7.63%                                                01/30/11                       205,000                      215,854
Stallion Oilfield Finance Corp.
9.75%                                                02/01/15                        80,000                       81,600 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                12/03/14                        70,000                       68,040 (i)
Stewart Enterprises, Inc.
6.25%                                                02/15/13                        50,000                       48,125 (h)
Swift Energy Co.
7.13%                                                06/01/17                        80,000                       76,200
Telecom Italia Capital S.A.
6.20%                                                07/18/11                        25,000                       25,329
Telefonica Emisiones SAU
5.86%                                                02/04/13                        75,000                       74,837
Tennessee Gas Pipeline Co.
7.63%                                                04/01/37                        25,000                       27,350
8.38%                                                06/15/32                        30,000                       35,178
Tesoro Corp.
6.50%                                                06/01/17                        20,000                       19,550 (b)
Time Warner, Inc.
6.88%                                                05/01/12                         6,000                        6,260 (h)
TNK-BP Finance S.A.
6.63%                                                03/20/17                       100,000                       96,880 (b)
Tronox Worldwide LLC
9.50%                                                12/01/12                        65,000                       67,762
UBS Preferred Funding Trust I
8.62%                                                10/29/49                        40,000                       43,443 (i)
United Overseas Bank Ltd.
5.38%                                                09/03/19                       100,000                       96,368 (b,i)
Valspar Corp.
5.63%                                                05/01/12                        30,000                       29,617
VeraSun Energy Corp.
9.38%                                                06/01/17                        90,000                       83,700 (b)
Verizon Global Funding Corp.
7.25%                                                12/01/10                        70,000                       73,779
Verizon Pennsylvania, Inc.
8.35%                                                12/15/30                        20,000                       23,003
Weatherford International, Inc.
5.95%                                                06/15/12                        45,000                       45,404 (b)
Wells Fargo & Co.
5.25%                                                12/01/07                        19,000                       18,981 (h)
Westar Energy, Inc.
7.13%                                                08/01/09                        19,000                       19,433 (h)
Westlake Chemical Corp.
6.63%                                                01/15/16                        80,000                       75,800
Windstream Corp.
8.63%                                                08/01/16                        80,000                       84,600
                                                                                                              10,599,514

NON-AGENCY  COLLATERALIZED  MORTGAGE
OBLIGATIONS - 3.3%
Banc of America Commercial Mortgage Inc.
4.13%                                                07/10/42                       100,000                       97,340
5.69%                                                03/10/17                       200,000                      197,882
Banc of America Commercial Mortgage Inc.
(Class A)
5.79%                                                05/11/35                        96,390                       97,119
Banc of America Funding Corp.
5.74%                                                03/20/36                        31,913                       31,626 (h,i)
5.84%                                                02/20/36                        63,905                       63,651 (h,i)
Banc of America Mortgage Securities (Class B)
5.38%                                                01/25/36                        31,886                       30,945 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                07/25/35                        47,904                       48,135 (h)
Bear Stearns Commercial Mortgage Securities
5.48%                                                10/12/41                        79,000                       78,357 (i)
5.53%                                                10/12/41                        79,000                       77,845 (i)
5.58%                                                03/11/39                        35,000                       34,902 (h,i)
6.02%                                                02/14/31                        96,000                       96,511 (h)
CalSTRS Trust
4.13%                                                11/20/12                       107,000                      106,429 (b,h)
Countrywide Alternative Loan Trust
6.00%                                                03/25/36                        19,986                       13,764 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                05/25/36 - 08/25/36             34,697                       24,789 (h)
Countrywide Home Loan Mortgage Pass Through Trust
5.47%                                                02/25/47                        53,654                       53,115 (i)
5.50%                                                12/25/35                        25,499                       23,873 (h)
Credit Suisse Mortgage Capital  Certificates
(Class C)
5.65%                                                02/25/36                        24,622                       23,448 (h,i)
Crusade Global Trust (Class A)
5.55%                                                09/18/34                        19,155                       19,176 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                08/25/34                        21,126                       20,841
5.33%                                                10/25/35                        39,492                       36,503 (h,i)
5.75%                                                07/15/37                       789,596                       19,489 (b,d,h,i)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                09/15/34                       100,000                       99,287
6.53%                                                06/15/34                       100,000                      102,830
DLJ Commercial Mortgage Corp.
6.24%                                                11/12/31                       248,135                      249,703 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                11/10/33                        92,367                       96,086
First Union-Lehman Brothers-Bank of America
6.56%                                                11/18/35                        22,583                       22,672 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                05/15/35                       306,629                      308,485 (h)
6.47%                                                04/15/34                        50,000                       51,172 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.71%                                                12/10/41                     1,308,553                       26,709 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                04/10/37                        62,818                       62,120 (h)
Indymac INDA Mortgage Loan Trust
5.15%                                                01/25/36                        63,890                       61,424 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                01/25/36                        63,890                       62,799 (h,i)
Indymac Index Mortgage Loan Trust
5.36%                                                06/25/35                        42,622                       41,865 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                01/12/39                     1,121,129                       35,290 (b,h,i)
5.75%                                                02/12/49                       300,000                      297,234 (i)
6.47%                                                11/15/35                        45,511                       46,828 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                                09/15/27                       101,278                       98,709 (h,i)
5.26%                                                09/15/39                        50,000                       49,371 (h)
5.42%                                                02/15/40                        50,000                       48,335
5.64%                                                01/18/12                     1,056,887                       26,124 (d,h,i)
5.85%                                                01/15/36                       552,967                       34,763 (b,d,h)
6.85%                                                10/15/35                       450,550                       18,473 (b,d,h,i)
7.47%                                                03/15/36                       911,226                       25,222 (b,d,h,i)
7.49%                                                02/15/40                       885,855                       18,694 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                07/14/16                        28,000                       29,039 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.29%                                                12/15/39                       792,531                       13,796 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                                08/25/18                        63,971                       10,295 (g,h)
6.50%                                                08/25/34 - 05/25/35            107,935                      108,490 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                01/25/35                        45,612                       45,826 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                05/12/39                        80,000                       80,219 (h,i)
Merrill Lynch/Countrywide  Commercial Mortgage Trust
(Class A)
5.49%                                                03/12/51                       200,000                      193,763 (i)
5.75%                                                06/12/50                       100,000                       98,956 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                02/25/36                        49,996                       48,982 (h,i)
Morgan Stanley Capital I
5.28%                                                12/15/43                        31,000                       30,541 (i)
5.33%                                                12/15/43                        31,000                       29,782 (i)
5.39%                                                11/12/41                        88,000                       84,487 (i)
5.45%                                                02/12/44                       500,000                      483,428 (i)
5.71%                                                07/20/44                       100,000                       99,845 (h)
7.11%                                                04/15/33                        74,196                       76,081 (h)
Morgan Stanley Dean Witter Capital I
7.20%                                                10/15/33                        23,236                       24,074 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                10/15/35                        58,331                       59,885 (h)
6.54%                                                02/15/31                        27,886                       28,371 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                03/15/30                       149,133                      150,014 (h)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                03/12/34                       100,000                      102,231
Puma Finance Ltd. (Class A)
5.52%                                                03/25/34                        57,259                       56,236 (h,i)
5.54%                                                10/11/34                        30,000                       30,061 (h,i)
Residential Accredit Loans, Inc.
6.00%                                                01/25/36                       156,799                      149,652 (h)
Residential Asset Securitization Trust (Class A)
5.50%                                                05/25/35                       243,002                      242,636 (h,i)
Structured Asset Securities Corp. (Class X)
2.16%                                                02/25/28                        54,491                        2,180 (i)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                12/15/43                       200,000                      191,587
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                01/25/36                        63,998                       59,856 (h)
Wells Fargo Mortgage Backed  Securities Trust
(Class B)
5.50%                                                03/25/36                       251,779                      237,838 (h)
                                                                                                               5,848,086

SOVEREIGN BONDS - 0.1%
Government of Argentina
7.00%                                                04/17/17                        50,000                       43,750
Government of Bahamas
6.63%                                                05/15/33                        26,000                       27,822 (b,h)
Government of Canada
7.50%                                                09/15/29                        50,000                       61,053
Government of Manitoba Canada
4.90%                                                12/06/16                        35,000                       33,592
Government of Panama
6.70%                                                01/26/36                        30,000                       30,600
                                                                                                                 196,817

TOTAL BONDS AND NOTES                                                                                         35,950,771
(COST $36,921,713)

                                                                                     NUMBER OF
                                                                                      SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------

Industrial Select Sector SPDR Fund                                                   10,322                     $373,450 (j,p)
Financial Select Sector SPDR Fund                                                    39,846                    1,555,588 (h,j,p)

TOTAL EXCHANGE TRADED FUNDS                                                                                    1,929,038
(COST $1,407,910)

TOTAL INVESTMENTS IN SECURITIES                                                                              174,430,212
(COST $148,107,419)

                                                                                     NUMBER OF                       VALUE
                                                                                      SHARES
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.7%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.1%
GEI Short Term Investment Fund
5.55%                                                                             3,676,266                   $3,676,266 (d,l)

SHORT-TERM   SECURITIES  PURCHASED  WITH  COLLATERAL
FROM SECURITIES ON LOAN - 11.6%
State  Street  Navigator  Securities  Lending  Prime
Portfolio
5.36%                                                                            20,410,053                   20,410,053 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  24,086,319
(COST $24,086,319)

TOTAL INVESTMENTS                                                                                            198,516,531
(COST $172,193,738)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (13.2)%                                                        (23,173,881)
                                                                                                            ------------
NET ASSETS  - 100.0%                                                                                        $175,342,650
                                                                                                            ============


-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                                                                  UNREALIZED
                                                                        NUMBER OF          CURRENT               APPRECIATON/
DESCRIPTION                                 EXPIRATION DATE            CONTRACTS        NOTIONAL VALUE           DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                       December 2007                 7             $1,645,657                $(5,305)
Euro Dollar Futures                         September 2007                24              5,680,200                    534
U.S. Treasury Notes 5Yr. Futures            September 2007                26                274,828                 14,584

The GE Strategic Investment Fund had the following Short futures contracts open at June 30, 2007 (unaudited):

                                                                                                                  UNREALIZED
                                                                        NUMBER OF          CURRENT               APPRECIATON/
DESCRIPTION                                 EXPIRATION DATE            CONTRACTS        NOTIONAL VALUE           DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                       September 2007                 3            $(1,136,550)               $(2,725)
                                                                                                                   -------
                                                                                                                   $10,347
                                                                                                                   =======

GE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 104.5%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 76.2%
U.S. Treasury Bonds
4.75%                                                02/15/37                    $8,340,000                        $7,868,290
U.S. Treasury Notes
4.50%                                                03/31/09                     8,625,000                         8,565,229 (h)
4.63%                                                11/15/09 - 02/15/17         43,305,000                        42,385,120 (h,j)
4.75%                                                05/31/12                     5,895,000                         5,849,255 (j)
4.88%                                                05/31/09 - 02/15/12         27,260,000                        27,255,866 (h,j)
                                                                                                                   91,923,760

FEDERAL AGENCIES - 18.7%
Federal Home Loan Mortgage Corp.
4.75%                                                03/05/12                     5,640,000                         5,512,328 (h)
4.88%                                                02/09/10                     3,040,000                         3,017,282 (h)
5.00%                                                02/16/17                     3,975,000                         3,839,111 (h)
5.25%                                                07/18/11                    10,150,000                        10,144,703 (h)
                                                                                                                   22,513,424

AGENCY MORTGAGE BACKED - 3.8%
Federal Home Loan Mortgage Corp.
6.50%                                                04/01/31                         2,886                             2,936 (h)
7.00%                                                12/01/26 - 02/01/30              3,847                             3,980 (h)
7.50%                                                02/01/09 - 04/01/12            275,480                           282,021 (h)
Federal National Mortgage Assoc.
6.00%                                                06/01/35                        75,194                            74,519 (h)
7.50%                                                12/01/23                        84,058                            87,434 (h)
9.00%                                                06/01/09 - 07/01/21             29,579                            31,123 (h)
5.00%                                                TBA                            158,000                           152,667 (c)
5.50%                                                TBA                          3,714,000                         3,581,689 (c)
Government National Mortgage Assoc.
8.50%                                                05/15/21 - 03/15/23             13,277                            14,294 (h)
9.00%                                                07/15/16                       319,334                           343,129 (h)
                                                                                                                    4,573,792

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Federal Home Loan Mortgage Corp.
5.50%                                                04/15/26                     2,500,000                         2,495,898

ASSET BACKED - 3.5%
Accredited Mortgage Loan Trust (Class A)
5.62%                                                07/25/34                       258,971                           259,588 (h,i)
Swift Master Auto Receivables Trust (Class A)
5.42%                                                06/15/12                     4,000,000                         4,000,000 (h,i)
                                                                                                                    4,259,588

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
0.2%
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                                02/15/31                       217,516                           221,300 (h)

TOTAL BONDS AND NOTES                                                                                             125,987,762

 (COST $126,681,599)
                                                                               PRINCIPAL
                                                                                 AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 18.0%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 8.7%
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                                01/25/34                        $5,612                            $5,631 (i)
Discover Card Master Trust I
5.33%                                                04/15/10                     2,500,000                         2,499,323 (i)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                                03/25/35                     2,556,000                         2,560,661 (i)
First USA Credit Card Master Trust (Class A)
5.47%                                                05/17/10                     1,000,000                         1,000,372 (i)
Option One Mortgage Loan Trust (Class A)
5.74%                                                02/25/33                       394,643                           394,734 (i)
Providian Gateway Master Trust (Class A)
5.68%                                                07/15/11                       800,000                           802,625 (b,i)
Residential Asset Mortgage Products, Inc.
5.65%                                                12/25/33                        21,101                            21,118 (i)
Residential Asset Securities Corp. (Class A)
5.96%                                                11/25/33                       759,105                           759,388 (i)
Saxon Asset Securities Trust
5.55%                                                05/25/35                       176,324                           176,361 (i)
Structured Asset Securities Corp.
5.52%                                                02/25/35                       274,770                           274,829 (i)
Superior Wholesale Inventory Financing Trust
(Class A)
5.50%                                                06/15/10                     2,000,000                         2,004,965 (i)
                                                                                                                   10,500,007

CORPORATE NOTES - 3.3%
Countrywide Financial Corp.
5.51%                                                09/02/08                     2,000,000                         2,000,694 (i)
Prudential Financial, Inc.
5.51%                                                06/13/08                     2,000,000                         2,002,416 (i)
                                                                                                                    4,003,110

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Banc of America Large Loan
5.53%                                                03/15/22                     1,500,000                         1,500,363 (b,i)
Bear Stearns Asset Backed Securities Trust
(Class A)
5.57%                                                07/25/36                     1,571,864                         1,569,564 (i)
Crusade Global Trust (Class A)
5.55%                                                09/18/34                       480,746                           481,284 (i)
Granite Master Issuer PLC
5.44%                                                12/20/24                     1,000,000                         1,000,234 (i)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
5.49%                                                10/15/17                       186,356                           186,367 (b,i)
Nomura Asset Acceptance Corp.
5.45%                                                03/25/37                     1,915,599                         1,915,599 (i)
Residential Accredit Loans, Inc.
5.62%                                                03/25/34                       314,258                           314,746 (i)
Thornburg Mortgage Securities Trust (Class A)
5.66%                                                04/25/43                       224,987                           225,122 (i)
                                                                                                                    7,193,279

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                                    21,696,396
SECURITIES ON LOAN
 (COST $21,710,144)

TOTAL INVESTMENTS IN SECURITIES                                                                                   147,684,158
 (COST $148,391,743)

                                                                               NUMBER OF
                                                                                SHARES                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.5%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.0%*
GEI Short Term Investment Fund
5.55%                                                                                 1,000                        $   $1,000 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 1.0%
GEI Short Term Investment Fund
5.55%                                                                             1,197,769                         1,197,769 (d,l)

                                                                                PRINCIPAL
                                                                                 AMOUNT
---------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 16.5%
Stratford Receivables Company LLC
5.31%                                                07/23/07                    $5,000,000                         4,983,775
UBS AG
5.26%                                                07/16/07                     5,000,000                         4,989,052 (h)
White Point Funding Inc.
5.31%                                                07/18/07                     5,000,000                         4,987,463
Windmill Funding Corp.
5.27%                                                07/20/07                     5,000,000                         4,986,093
                                                                                                                   19,946,383

TOTAL SHORT-TERM INVESTMENTS                                                                                       21,145,152
 (COST $21,145,152)

TOTAL INVESTMENTS                                                                                                 168,829,310
 (COST $169,536,895)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (40.0)%                                                             (48,196,878)
                                                                                                                 ------------
NET ASSETS - 100%                                                                                                $120,632,432
                                                                                                                 ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Government Securities Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                               NUMBER OF       CURRENT         UNREALIZED
DESCRIPTION                                            EXPIRATION DATE        CONTRACTS    NOTIONAL VALUE    APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                                  December 2007            25          $5,877,346        $(18,945)
Eurodollar Futures                                      September 2007           50          11,833,750            1,425
U S Treas Notes 10Yr Futures                            September 2007           156         16,489,688           91,254
                                                                                                               ---------
                                                                                                               $  73,734
                                                                                                               =========

GE SHORT-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 92.3%
----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 65.6%
U.S. Treasury Notes
4.38%                                             12/31/07                    $8,770,000                    $8,746,672 (h)
4.63%                                             11/15/09 - 10/31/11         22,345,000                    22,194,653
4.75%                                             02/15/10                       910,000                       906,633 (j)
4.88%                                             05/31/08 - 08/15/09         32,270,000                    32,239,827 (j)
                                                                                                            64,087,785

AGENCY MORTGAGE BACKED - 14.3%
Federal Home Loan Mortgage Corp.
6.00%                                             12/01/08 - 11/01/21            685,001                       688,047 (h)
6.50%                                             05/01/13                        62,587                        63,724 (h)
7.00%                                             02/01/12 - 04/01/36            295,161                       303,945 (h)
7.50%                                             01/01/16 - 08/01/30            306,461                       318,519 (h)
8.00%                                             04/01/23                         1,303                         1,361 (h)
8.50%                                             01/01/09 - 11/01/20            159,561                       167,598 (h)
8.75%                                             08/01/08                         8,991                         9,019 (h)
Federal National Mortgage Assoc.
4.02%                                             06/01/33                        94,794                        94,241 (h,i)
4.03%                                             06/01/33                       286,287                       286,018 (h,i)
4.14%                                             07/01/33                       528,493                       526,325 (h,i)
4.34%                                             05/01/33                       479,637                       484,568 (h,i)
4.65%                                             12/01/32                       119,553                       121,467 (h,i)
5.44%                                             07/01/33                        58,889                        59,689 (h,i)
5.67%                                             05/01/37                     1,994,644                     1,991,603 (i)
6.00%                                             01/01/12 - 04/01/33            618,850                       623,869 (h)
6.18%                                             06/01/33                       105,951                       107,125 (h,i)
6.50%                                             05/01/17 - 05/01/33            627,250                       638,994 (h)
6.98%                                             06/01/33                        64,948                        65,597 (h,i)
7.00%                                             03/01/17 - 04/01/36          1,284,176                     1,323,234 (h)
7.50%                                             06/01/11 - 05/01/34          1,408,559                     1,467,797 (h)
8.00%                                             03/01/22 - 11/01/33            228,560                       238,504 (h)
8.50%                                             02/01/18 - 07/01/31            485,025                       517,135 (h)
9.00%                                             08/01/10 - 03/01/31            640,960                       693,277 (h)
9.50%                                             09/01/21                        81,089                        88,302 (h)
9.75%                                             02/01/21                        97,548                       105,951 (h)
Government National Mortgage Assoc.
6.00%                                             06/15/25 - 07/15/35            507,997                       506,181 (h)
6.50%                                             09/15/16 - 09/15/35          1,518,418                     1,545,877 (h)
7.00%                                             12/15/18 - 05/15/32            315,446                       327,062 (h)
7.50%                                             02/15/09 - 01/15/25            360,848                       373,795 (h)
8.00%                                             07/15/17                       102,562                       106,666 (h)
9.00%                                             08/15/09 - 12/15/09             92,531                        93,541 (h)
9.50%                                             12/15/09                         8,841                         9,103 (h)
                                                                                                            13,948,134

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7%
Federal Home Loan Mortgage Corp.
3.25%                                             07/15/23                       427,038                       420,339 (h)
5.00%                                             11/15/12                       180,813                         4,407 (g,h)
5.00%                                             12/15/20 - 11/15/22          1,467,593                     1,459,605 (h)
5.50%                                             04/15/26                     1,500,000                     1,497,539
6.50%                                             02/15/14                       731,066                        98,064 (g,h)
8.00%                                             01/15/34                       252,394                       254,121 (h)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                             01/15/30                     2,599,000                     2,621,843
Federal National Mortgage Assoc.
1.41%                                             07/25/44                     4,303,970                       238,293 (g,h)
4.50%                                             07/25/33                        38,008                        37,890 (h)
5.00%                                             08/25/29                       583,149                       579,462 (h)
5.50%                                             06/25/25                       372,795                       371,775 (h)
6.25%                                             04/25/33                     1,594,957                     1,603,170 (h)
13.46%                                            05/25/18                    19,907,958                        52,766 (d,g,h,i)
Federal National Mortgage Assoc. REMIC
5.50%                                             02/25/31                     1,228,882                     1,221,005 (h)
                                                                                                            10,460,279

ASSET BACKED - 0.3%
Security National Asset Sec Series Trust
(Class A)
6.36%                                             12/25/35                       267,301                       267,301 (b,h)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Bank of America Alternative Loan Trust (Class 4)
6.50%                                             06/25/35                       328,839                       331,852 (h)
First Union National Bank Commercial Mortgage
(Class I)
1.40%                                             10/15/32                    12,281,174                       400,017 (b,h,i)
GRP/AG Real Estate Asset Trust (Class A)
4.85%                                             01/25/35                       155,098                       154,322 (b,h)
LB Commercial Conduit Mortgage Trust (Class B)
6.36%                                             10/15/35                       500,000                       504,053
                                                                                                             1,390,244

TOTAL BONDS AND NOTES                                                                                       90,153,743
(COST $90,991,652)

                                                                            PRINCIPAL
                                                                              AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 16.8%
----------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 10.5%
Bear Stearns Asset Backed Securities Inc.
5.54%                                             11/25/35                    $2,336,000                    $2,338,323 (i)
Countrywide Asset-Backed Certificates
5.43%                                             06/25/35                       690,843                       690,881 (i)
Discover Card Master Trust I (Class A)
5.34%                                             05/15/11                       500,000                       500,069 (i)
GSAMP Trust
5.43%                                             05/25/36                     1,115,384                     1,111,201 (b,i)
5.47%                                             12/25/35                       500,000                       500,117 (i)
Providian Master Note Trust (Class A)
5.35%                                             01/15/13                     2,000,000                     2,001,250 (b,i)
Residential Asset Securities Corp.
5.57%                                             01/25/36                     2,000,000                     2,003,437 (i)
Residential Asset Securities Corp. (Class A)
5.96%                                             11/25/33                       151,821                       151,878 (i)
Superior Wholesale Inventory Financing Trust
(Class A)
5.50%                                             06/15/10                     1,000,000                     1,002,483 (i)
                                                                                                            10,299,639

CORPORATE NOTES - 2.1%
Countrywide Financial Corp.
5.51%                                             09/02/08                     2,000,000                     2,000,694 (i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Banc of America Large Loan
5.53%                                             03/15/22                       500,000                       500,121 (b,i)
Crusade Global Trust (Class A)
5.55%                                             09/18/34                       202,433                       202,660 (i)
JP Morgan Alternative Loan Trust
5.38%                                             08/25/36                       852,349                       852,379 (i)
Nomura Asset Acceptance Corp.
5.45%                                             03/25/37                       957,799                       957,799 (i)
Residential Accredit Loans, Inc.
5.50%                                             07/25/36                     1,467,518                     1,467,042 (i)
5.62%                                             03/25/34                       130,193                       130,395 (i)
                                                                                                             4,110,396

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES  ON LOAN                                                                                         16,410,729
(COST $16,407,662)

TOTAL INVESTMENTS IN SECURITIES                                                                            106,564,472
(COST $107,399,314)


                                                                            NUMBER OF
                                                                             SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.8%
----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.7%
GEI Short Term Investment Fund
5.55%                                                                          6,488,961                    $6,488,961 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 14.1%
GEI Short Term Investment Fund
5.55%                                                                         13,793,433                    13,793,433 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                20,282,394
 (COST $20,282,394)

TOTAL INVESTMENTS                                                                                          126,846,866
 (COST $127,681,708)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (29.9)%                                                      (29,166,773)
                                                                                                          ------------
NET ASSETS - 100.0%                                                                                        $97,680,093
                                                                                                          ============

GE TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 90.9%
----------------------------------------------------------------------------------------------------------------------------

ARIZONA - 2.1%
Maricopa County Stadium District
(AMBAC Insured)
5.38%                                            06/01/16          $500,000                    $529,645 (o)

ARKANSAS - 1.4%
Arkansas Housing Development Agency
8.38%                                            07/01/11           315,000                     364,480 (m)

CALIFORNIA - 3.5%
City of San Diego CA
8.88%                                            02/01/11           140,000                     153,448 (m)
Sacramento Municipal Utility District
6.80%                                            10/01/19            53,000                      60,776 (m)
9.00%                                            04/01/13           600,000                     691,146 (m)
                                                                                                905,370

COLORADO - 1.4%
City of Colorado Springs
8.50%                                            11/15/11            70,000                      78,045 (m)
Denver City & County CO
7.00%                                            08/01/10           260,000                     273,400 (m)
                                                                                                351,445

CONNECTICUT - 5.8%
City of New Haven CT (AMBAC Insured)
5.38%                                            12/01/12         1,000,000                   1,067,250 (h,o)
Connecticut State Health & Educational
Facility Authority
7.00%                                            07/01/12           395,000                     420,991 (m)
                                                                                              1,488,241

FLORIDA - 7.9%
City of Gainesville FL
8.13%                                            10/01/14           160,000                     180,122 (m)
County of Sarasota FL (Series A)
(FGIC Insured)
5.00%                                            10/01/24           500,000                     518,270 (o)
Jacksonville Health Facilities Authority
11.50%                                           10/01/12           200,000                     269,354 (m)
North Broward Hospital District
5.25%                                            01/15/12           740,000                     766,411
State of Florida
10.00%                                           07/01/14           235,000                     295,985 (m)
                                                                                              2,030,142

GEORGIA - 4.2%
Columbus Medical Center Hospital Authority
7.75%                                            07/01/10           180,000                     190,228 (m)
Metropolitan Atlanta Rapid Transit Authority
7.00%                                            07/01/11           435,000                     473,841 (m)
Private Colleges & Universities Authority
(Series A)
6.00%                                            06/01/11           390,000                     401,606
                                                                                              1,065,675

HAWAII - 2.1%
State of Hawaii (FSA Insured)
5.75%                                            02/01/14           500,000                     548,795 (o)

ILLINOIS - 2.0%
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Series D)
5.00%                                            12/01/10           500,000                     517,365

INDIANA - 3.6%
Indiana Toll Road Commission
9.00%                                            01/01/15           580,000                     719,519 (m)
Purdue University (Series P)
5.25%                                            07/01/11           200,000                     209,432
                                                                                                928,951

IOWA - 2.5%
Muscatine IA
9.70%                                            01/01/13           560,000                     638,366 (m)

MAINE - 2.1%
University of Maine (FSA Insured)
5.38%                                            03/01/12           500,000                     530,645 (o)

MARYLAND - 2.1%
County of Prince Georges MD (FSA Insured)
5.50%                                            05/15/12           500,000                     534,400 (o)

MASSACHUSETTS - 3.2%
Commonwealth of Massachusetts (Series A)
(FSA Insured)
5.25%                                            12/15/12           500,000                     531,540 (o)
Massachusetts State Port Authority
13.00%                                           07/01/13           220,000                     280,038 (m)
                                                                                                811,578

MICHIGAN - 2.8%
Detroit MI (Series A) (FSA Insured)
5.25%                                            07/01/22           500,000                     544,880 (o)
Michigan State Hospital Finance Authority
9.00%                                            05/01/08           175,000                     181,799 (m)
                                                                                                726,679

MINNESOTA - 0.4%
Western Minnesota Municipal Power Agency
6.63%                                            01/01/16           100,000                     113,234 (m)

MISSISSIPPI - 2.1%
State of Mississippi
5.50%                                            09/01/14           500,000                     543,475

NEW JERSEY - 7.3%
Atlantic County Improvement Authority
(MBIA Insured)
7.40%                                            07/01/16           175,000                     206,843 (m,o)
Atlantic County Improvement Authority
(Series A) (AMBAC Insured)
7.40%                                            03/01/12           280,000                     303,075 (m,o)
New Jersey St. Transit Corporation
(AMBAC Insured)
5.50%                                            09/15/11           500,000                     528,870 (o)
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                            01/01/16            40,000                      45,297 (o)
6.50%                                            01/01/16           210,000                     238,600 (m,o)
New Jersey Transportation Trust Fund Authority
(Series C) (FSA Insured)
5.75%                                            12/15/12           500,000                     541,900 (o)
                                                                                              1,864,585

NEW YORK - 4.3%
Erie County Water Authority (Series A)
(AMBAC Insured)
6.00%                                            12/01/08           260,000                     264,438 (m,o)
New York State Dormitory Authority
7.38%                                            07/01/16           620,000                     717,005 (m)
New York State Dormitory Authority (Series B)
7.50%                                            05/15/11            65,000                      70,917
7.50%                                            05/15/11            55,000                      59,424 (n)
                                                                                              1,111,784

NORTH CAROLINA - 3.2%
City of Greensboro
5.25%                                            06/01/23           500,000                     549,175
North Carolina Municipal Power Agency No 1
Catawba
10.50%                                           01/01/10           250,000                     273,353 (m)
                                                                                                822,528

OHIO - 0.8%
Ohio State Water Development Authority
(Series I) (AMBAC Insured)
7.00%                                            12/01/09           200,000                     207,480 (m,o)

PENNSYLVANIA - 11.1%
Allegheny County Hospital Development Authority
5.00%                                            11/15/28           300,000                     286,335
7.38%                                            07/01/12           365,000                     393,372 (m)
City of Philadelphia (MBIA Insured)
6.25%                                            08/01/12           250,000                     275,452 (o)
City of Philadelphia (Series B) (MBIA Insured)
7.00%                                            05/15/20           380,000                     445,356 (m,o)
Delaware River Port Authority PA & NJ
6.50%                                            01/15/11           150,000                     157,758 (m)
Philadelphia Authority for Industrial
Development
5.25%                                            09/01/36           500,000                     512,770
Pittsburgh Urban Redevelopment Authority
(FGIC Insured)
7.25%                                            09/01/14           705,000                     783,276 (m,o)
                                                                                              2,854,319

PUERTO RICO - 1.2%
Puerto Rico Aqueduct & Sewer Authority
10.25%                                           07/01/09           280,000                     297,923 (m)

SOUTH CAROLINA - 6.2%
Charleston Educational Excellence Finance Corp.
5.25%                                            12/01/27         1,000,000                   1,049,550
Grand Strand Water & Sewer Authority
(FSA Insured)
5.38%                                            06/01/13           500,000                     530,425 (o)
                                                                                              1,579,975

TENNESSEE - 2.1%
Tennessee Energy Acquisition Corp. (Series A)
5.25%                                            09/01/23           500,000                     532,925

VIRGINIA - 1.2%
Virginia Housing Development Authority
(Series D)
4.45%                                            07/01/11           295,000                     300,699

WISCONSIN - 4.3%
State of Wisconsin (Series A)
6.60%                                            07/01/11           525,000                     568,265 (m)
Wisconsin State Health & Educational
Facilities Authority
5.50%                                            08/15/14           500,000                     525,260
                                                                                              1,093,525

TOTAL INVESTMENT IN SECURITIES                                                               23,294,229
(COST $23,048,679)

                                                                       NUMBER OF
                                                                          SHARES
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%
----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.55%                                                               615,226                     615,226 (d,l)
 (COST $615,226)

TOTAL INVESTMENTS                                                                            23,909,455
 (COST $23,663,905)

OTHER ASSETS AND LIABILITIES, NET - 6.7%                                                       1,729,249
                                                                                            -----------
NET ASSETS - 100.0%                                                                         $25,638,704
                                                                                            ===========

GE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 99.6%
---------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 15.9%
U.S. Treasury Bonds
4.50%                                             02/15/36                              $165,000                $149,543 (j)
4.75%                                             02/15/37                             4,939,000               4,659,650 (j)
U.S. Treasury Notes
4.50%                                             05/15/17                               310,000                 297,309 (j)
4.63%                                             02/15/17                             7,859,000               7,613,092 (j)
4.75%                                             05/31/12                             2,211,000               2,193,843 (j)
4.88%                                             05/31/09                             7,436,000               7,435,033 (j)
                                                                                                              22,348,470

FEDERAL AGENCIES - 4.0%
Federal Home Loan Mortgage Corp.
4.75%                                             03/05/12                             2,325,000               2,272,369 (j)
4.88%                                             02/09/10                             2,280,000               2,262,962 (j)
5.00%                                             02/16/17                             1,165,000               1,125,173 (j)
                                                                                                               5,660,504

AGENCY MORTGAGE BACKED - 23.8%
Federal Home Loan Mortgage Corp.
4.50%                                             06/01/33 - 02/01/35                    352,787                 321,102 (h)
5.00%                                             07/01/35 - 10/01/35                    572,595                 538,161 (h)
5.50%                                             05/01/20                                83,723                  82,527 (h)
6.00%                                             04/01/17 - 11/01/36                  1,102,956               1,100,229 (h)
6.50%                                             01/01/27 - 08/01/36                    713,300                 723,104 (h)
7.00%                                             10/01/16 - 08/01/36                    229,755                 236,544 (h)
7.50%                                             01/01/08 - 09/01/33                     67,959                  70,583 (h)
8.00%                                             11/01/30                                22,524                  23,714 (h)
8.50%                                             04/01/30 - 05/01/30                     43,435                  46,519 (h)
9.00%                                             12/01/16                                12,516                  13,356 (h)
9.50%                                             04/01/21                                 1,101                   1,189 (h)
Federal National Mortgage Assoc.
4.00%                                             05/01/19 - 06/01/19                    350,154                 324,497 (h)
4.50%                                             05/01/18 - 02/01/35                  1,682,597               1,591,528 (h)
5.00%                                             06/01/20 - 10/01/35                  1,432,120               1,356,347 (h)
5.01%                                             07/01/35                               618,205                 617,102 (h,i)
5.10%                                             08/01/35                               403,147                 401,038 (h,i)
5.26%                                             04/01/37                               163,860                 161,871 (i)
5.44%                                             04/01/37                                14,776                  14,685 (i)
5.50%                                             03/01/14 - 08/01/33                  1,144,416               1,125,548 (h)
5.53%                                             04/01/37                               206,716                 205,828 (i)
5.56%                                             03/01/37                                14,139                  14,089 (i)
5.62%                                             04/01/37                               366,846                 365,972 (i)
5.64%                                             06/01/37                               274,726                 274,302 (i)
5.67%                                             05/01/37                               104,719                 104,559 (i)
5.69%                                             04/01/37                               133,660                 133,603 (i)
5.71%                                             04/01/37                               526,303                 526,258 (i)
5.85%                                             06/01/37                               329,989                 331,001 (i)
6.00%                                             09/01/14 - 07/01/35                  2,054,646               2,041,972 (h)
6.50%                                             08/01/17 - 08/01/36                  3,039,644               3,082,514 (h)
7.00%                                             08/01/13 - 06/01/36                    887,054                 916,322 (h)
7.50%                                             12/01/09 - 03/01/34                    288,236                 300,134 (h)
8.00%                                             12/01/12 - 11/01/33                    113,263                 119,299 (h)
8.50%                                             05/01/31                                 7,411                   7,955 (h)
9.00%                                             06/01/09 - 12/01/22                     83,243                  87,043 (h)
5.00%                                             TBA                                  4,011,000               3,787,181 (c)
5.50%                                             TBA                                  4,533,000               4,371,512 (c)
6.00%                                             TBA                                  5,054,000               5,036,527 (c)
6.50%                                             TBA                                    451,000                 455,228 (c)
Government National Mortgage Assoc.
4.50%                                             08/15/33 - 09/15/34                    673,636                 621,171 (h)
6.00%                                             04/15/27 - 09/15/36                    336,386                 335,420 (h)
6.50%                                             04/15/19 - 08/15/36                    697,295                 709,418 (h)
7.00%                                             03/15/12 - 10/15/36                    310,298                 319,779 (h)
7.50%                                             01/15/23 - 10/15/33                     93,983                  97,861 (h)
8.00%                                             12/15/29 - 02/15/30                      2,166                   2,311 (h)
9.00%                                             11/15/16 - 12/15/21                     87,959                  94,516 (h)
5.50%                                             TBA                                    280,000                 271,687 (c)
                                                                                                              33,363,106

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Collateralized Mortgage Obligation Trust
(Class B)
5.77%                                             11/01/18                                 5,526                   4,737 (d,f,h)
Federal Home Loan Mortgage Corp.
1.13%                                             04/15/37                               542,051                  25,541 (g,i)
1.33%                                             10/15/18 - 04/25/37                    920,090                  43,913 (g,h,i)
1.43%                                             05/15/37                               724,210                  33,778 (g,i)
1.83%                                             12/15/30                             1,143,767                  47,717 (g,h,i)
1.88%                                             09/15/36                               517,267                  35,239 (g,i)
2.46%                                             09/15/36                               521,713                  46,465 (g,h,i)
3.98%                                             12/15/33                               148,420                 111,392 (h,i)
4.50%                                             04/15/13 - 03/15/19                    831,915                  76,899 (g,h)
5.00%                                             12/15/13 - 08/01/35                  4,260,325                 778,239 (g,h)
5.10%                                             06/15/33                               382,623                 346,105 (h,i)
5.50%                                             04/15/17 - 12/15/26                    563,549                 111,139 (g,h)
5.50%                                             04/15/26 - 12/15/36                  1,669,178               1,643,591
6.00%                                             03/15/28                               448,949                 452,056
7.50%                                             01/15/16                                42,611                  43,791 (h)
7.50%                                             07/15/27                                 4,238                     886 (g,h)
8.00%                                             04/15/20                                 1,972                   1,971 (h)
8.00%                                             02/01/23 - 07/01/24                     11,596                   2,949 (g,h)
24.46%                                            09/25/43                             1,780,739                  19,695 (d,g,h,i)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                             01/15/30                               500,000                 504,394
Federal Home Loan Mortgage STRIPS
7.24%                                             08/01/27                                 2,617                   2,041 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 1)
5.23%                                             11/01/34                               455,595                 320,599 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                             11/01/23                                41,930                  11,485 (g,h)
8.00%                                             08/01/23 - 07/01/24                     24,427                   6,184 (g,h)
8.50%                                             03/01/17 - 07/25/22                     12,986                   2,703 (g,h)
9.00%                                             05/25/22                                 4,157                     875 (g,h)
Federal National Mortgage Assoc.
1.13%                                             05/25/37 - 06/25/37                  6,254,634                 310,288 (g,i)
1.19%                                             12/25/42                               426,583                  14,131 (g,h,i)
1.45%                                             03/25/37                               426,434                  26,567 (g,i)
1.68%                                             10/25/29                               429,454                  21,230 (g,h,i)
1.78%                                             12/25/30                               521,485                  23,873 (g,h,i)
1.88%                                             06/25/36 - 07/25/37                  6,613,824                 438,300 (g,h,i)
2.28%                                             09/25/42                               977,326                  51,920 (g,h,i)
2.33%                                             04/25/17 - 10/25/17                    885,019                  49,880 (g,h,i)
2.38%                                             08/25/16                               257,362                  10,217 (g,h,i)
2.78%                                             06/25/42                               362,703                  22,268 (g,h,i)
4.00%                                             02/25/28                                24,240                  23,740 (h)
4.50%                                             05/25/18                               155,377                  14,275 (g,h)
4.75%                                             11/25/14                                86,872                   4,697 (g,h)
5.00%                                             08/25/17 - 02/25/32                    195,077                  20,987 (g,h)
5.50%                                             03/25/29 - 03/25/33                    545,000                 540,834
8.00%                                             07/25/14                                97,175                  98,222 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                             12/01/33 - 05/25/37                     99,313                  25,859 (g)
Federal National Mortgage Assoc. (Class S)
1.78%                                             02/25/31                               409,862                  19,109 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                             01/25/37                             1,396,867                  88,617 (g,h,i)
4.50%                                             11/25/13                               198,094                   7,394 (g,h)
4.91%                                             03/25/31                               401,181                 378,123 (h,i)
5.00%                                             10/25/22                               168,174                  27,094 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
6.13%                                             12/25/22                                 4,025                   3,325 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                          03/25/22                                     7                      52 (g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                          05/25/22                                    19                     513 (g,h)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                             08/01/34                             1,339,560                 348,704 (g)
                                                                                                               7,244,603

ASSET BACKED - 3.8%
Accredited Mortgage Loan Trust (Class A)
5.62%                                             07/25/34                               187,495                 187,942 (h,i)
Bank One Issuance Trust
3.59%                                             05/17/10                                83,260                  82,964 (h)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.69%                                             01/25/34                                36,592                  36,717 (h,i)
Capital One Master Trust (Class C)
6.70%                                             06/15/11                               274,000                 277,217 (b,h)
Carmax Auto Owner Trust
4.35%                                             03/15/10                               173,000                 171,254 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                             05/25/32                                45,000                  42,322 (h)
5.82%                                             03/25/32                                45,399                  45,417 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                             04/07/10                               229,000                 227,041 (h)
CNH Equipment Trust (Class A)
5.48%                                             12/15/10                               239,981                 240,311 (b,h,i)
Countrywide Asset-Backed Certificates (Class A)
5.59%                                             05/25/36                                95,281                  95,324 (h,i)
5.88%                                             08/25/32                                26,729                  26,738 (h,i)
Discover Card Master Trust I (Class A)
5.34%                                             05/15/11                             1,000,000               1,000,138 (h,i)
5.35%                                             04/17/12                             1,000,000               1,001,525 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                             10/15/10                               190,412                 188,132 (h)
Mid-State Trust
7.54%                                             07/01/35                                15,143                  15,976 (h)
Peco Energy Transition Trust
6.52%                                             12/31/10                               181,000                 186,302 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                             03/25/34                                 7,445                   7,449 (h,i)
Residential Asset Securities Corp.
5.82%                                             07/25/32                                13,035                  13,039 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                             07/25/30                                60,686                  60,042 (h,i)
5.90%                                             06/25/33                                48,332                  48,351 (h,i)
6.06%                                             01/25/33                                28,629                  28,642 (h,i)
Swift Master Auto Receivables Trust (Class A)
5.42%                                             06/15/12                             1,000,000               1,000,000 (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                             10/20/10                               116,000                 115,640 (h)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                             06/25/34                               100,410                 100,478 (h,i)
Wells Fargo Home Equity Trust
3.97%                                             05/25/34                                81,777                  79,417 (h,i)
                                                                                                               5,278,378

CORPORATE NOTES - 29.8%
Abbey National PLC
7.95%                                             10/26/29                               235,000                 281,824 (h)
AES Eastern Energy LP
9.67%                                             01/02/29                               155,000                 193,290 (h)
AES Ironwood LLC
8.86%                                             11/30/25                               345,267                 383,246 (h)
Air Jamaica Ltd.
9.38%                                             07/08/15                               160,000                 171,200 (b,h)
Allied World Assurance Holdings Ltd.
7.50%                                             08/01/16                               125,000                 131,447 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                             06/01/15                               181,000                 173,849 (h)
American International Group, Inc.
6.25%                                             05/01/36                               185,000                 188,287 (h)
American Railcar Industries, Inc.
7.50%                                             03/01/14                               100,000                  99,500 (h)
Amgen Inc.
5.85%                                             06/01/17                               165,000                 162,308 (b,h)
Aramark Corp.
8.50%                                             02/01/15                               215,000                 218,762 (b,h)
Arizona Public Service Co.
6.25%                                             08/01/16                                95,000                  95,447 (h)
BAC CAP TRUST V
5.63%                                             03/08/35                               224,000                 199,810 (h)
Banco Santander Chile
5.38%                                             12/09/14                               199,000                 194,120 (b,h)
BanColombia S.A.
6.88%                                             05/25/17                               125,000                 121,094 (h)
Basell AF SCA
8.38%                                             08/15/15                               385,000                 368,637 (b)
BellSouth Corp.
4.20%                                             09/15/09                               280,000                 272,498 (h)
6.55%                                             06/15/34                                24,000                  23,917 (h)
BJ Services Co.
5.75%                                             06/01/11                               295,000                 294,180 (h)
Bristol-Myers Squibb Co.
5.88%                                             11/15/36                                85,000                  79,999 (h)
British Telecommunications PLC
8.63%                                             12/15/10                               120,000                 131,165 (h)
Cablevision Systems Corp.
8.00%                                             04/15/12                               125,000                 123,437 (h)
Cadbury Schweppes US Finance LLC
3.88%                                             10/01/08                               214,000                 209,513 (b,h)
Capital One Bank
6.50%                                             06/13/13                                76,000                  77,949 (h)
Carolina Power & Light Co.
5.15%                                             04/01/15                               101,000                  96,853 (h)
5.70%                                             04/01/35                                58,000                  54,010 (h)
6.13%                                             09/15/33                                64,000                  63,351 (h)
Chaoda Modern Agriculture
7.75%                                             02/08/10                               160,000                 148,800 (b,h)
Chesapeake Energy Corp.
6.63%                                             01/15/16                               225,000                 216,562 (b,h)
Chubb Corp.
6.00%                                             05/11/37                               155,000                 148,215 (h)
CIT Group, Inc.
5.13%                                             09/30/14                               185,000                 173,404 (h)
Citigroup, Inc.
5.13%                                             02/14/11                               275,000                 271,562
Citizens Communications Co.
7.13%                                             03/15/19                               460,000                 434,700 (h)
Clarendon Alumina Production Ltd.
8.50%                                             11/16/21                               100,000                 106,000 (b,h)
Clear Channel Communications, Inc.
4.25%                                             05/15/09                                90,000                  86,984
4.50%                                             01/15/10                               490,000                 468,215
CMS Energy Corp.
7.75%                                             08/01/10                               160,000                 166,382 (h)
Commonwealth Bank of Australia
6.02%                                             03/29/49                               290,000                 283,112 (b,h,i)
Constellation Brands, Inc.
7.25%                                             05/15/17                               340,000                 331,500 (b)
Consumers Energy Co.
5.15%                                             02/15/17                               152,000                 142,853 (h)
Corrections Corp of America
7.50%                                             05/01/11                               165,000                 167,269
COX Communications, Inc.
7.13%                                             10/01/12                               210,000                 221,649
7.75%                                             11/01/10                               145,000                 154,148
CRH America, Inc.
6.00%                                             09/30/16                               195,000                 192,805 (h)
CSC Holdings, Inc. (Series B)
8.13%                                             07/15/09                               210,000                 214,200 (h)
CSX Corp.
6.15%                                             05/01/37                               185,000                 177,258 (h)
CSX Transportation, Inc.
9.75%                                             06/15/20                                82,000                 104,786 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                             06/04/08                               145,000                 143,111 (h)
DBS Bank Ltd.
5.00%                                             11/15/19                                82,000                  77,149 (b,h,i)
Deluxe Corp.
3.50%                                             10/01/07                               310,000                 306,900
Denny's Holdings Inc.
10.00%                                            10/01/12                               310,000                 327,050
Dex Media West LLC
8.50%                                             08/15/10                               555,000                 575,119
Dillard's, Inc.
6.63%                                             11/15/08                               485,000                 486,212
Dominion Resources, Inc. (Series B)
6.30%                                             09/30/66                               470,000                 470,656 (h,i)
Dover Corp.
6.50%                                             02/15/11                                80,000                  82,302
6.65%                                             06/01/28                                75,000                  79,556
Duke Energy Corp.
5.38%                                             01/01/09                                60,000                  59,860
Dynegy Holdings Inc.
7.75%                                             06/01/19                               325,000                 302,250 (b)
Echostar DBS Corp.
7.00%                                             10/01/13                               623,000                 613,655 (h)
Edison Mission Energy
7.00%                                             05/15/17                               310,000                 292,175 (b)
EI Du Pont de Nemours & Co.
4.88%                                             04/30/14                               125,000                 118,609
El Paso Electric Co.
6.00%                                             05/15/35                               100,000                  93,261
Embarq Corp.
7.08%                                             06/01/16                                95,000                  95,436 (h)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                            07/19/13                               205,000                 228,575 (b,h)
Equistar Chemicals LP
8.75%                                             02/15/09                               325,000                 336,375
Federated Retail Holdings Inc.
5.35%                                             03/15/12                               310,000                 304,312
FirstEnergy Corp. (Series B)
6.45%                                             11/15/11                               235,000                 240,972 (h)
Freescale Semiconductor Inc.
8.88%                                             12/15/14                               310,000                 296,050 (b)
Gaz Capital for Gazprom
6.51%                                             03/07/22                               100,000                  98,700 (b)
Georgia Gulf Corp.
9.50%                                             10/15/14                               235,000                 233,825
Globo Comunicacoes e Participacoes S.A.
7.25%                                             04/26/22                               100,000                  96,625 (b)
GMAC LLC
5.13%                                             05/09/08                               490,000                 483,880
5.85%                                             01/14/09                                25,000                  24,638
Goldman Sachs Group, Inc.
6.60%                                             01/15/12                               615,000                 637,619 (h)
6.88%                                             01/15/11                               175,000                 182,132
GTE Corp.
6.94%                                             04/15/28                               126,000                 128,959 (h)
7.51%                                             04/01/09                               145,000                 149,465 (h)
Harrah's Operating Company, Inc.
5.38%                                             12/15/13                               240,000                 203,400
HCA Inc.
9.13%                                             11/15/14                               480,000                 504,600 (b,h)
Hexion US Finance Corp.
9.75%                                             11/15/14                               325,000                 336,375
Hospira, Inc.
5.55%                                             03/30/12                               165,000                 163,097
HSBC Bank USA NA
4.63%                                             04/01/14                                75,000                  70,087
HSBC Capital Funding LP (Series 1)
9.55%                                             12/31/49                               257,000                 283,794 (b,h,i)
HSBC Finance Corp.
6.75%                                             05/15/11                               125,000                 129,585
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                             08/01/27                               100,000                 110,126 (b,h)
Hydro Quebec
8.50%                                             12/01/29                                90,000                 120,855
Idearc, Inc.
8.00%                                             11/15/16                               325,000                 328,250
IIRSA Norte Finance Ltd.
8.75%                                             05/30/24                               267,621                 310,441 (b,h)
ING Capital Funding TR III
8.44%                                             12/29/49                               190,000                 206,299 (i)
ING Groep N.V.
5.78%                                             12/29/49                               190,000                 183,172 (i)
Inmarsat Finance PLC
7.25%                                             11/15/12                               355,000                 338,581 (d,k)
International Steel Group Inc.
6.50%                                             04/15/14                               160,000                 162,603
Interoceanica IV Finance Ltd.
4.19%                                             11/30/18 - 11/30/25                    320,000                 173,664 (b,d)
IPSCO, Inc.
8.75%                                             06/01/13                               135,000                 143,016
iStar Financial, Inc. (REIT)
7.00%                                             03/15/08                               210,000                 211,701 (h)
JBS S.A.
9.38%                                             02/07/11                               250,000                 258,750
JP Morgan Chase & Co.
7.00%                                             11/15/09                               235,000                 242,825 (h)
Kansas Gas & Electric
5.65%                                             03/29/21                               127,000                 121,841 (h)
Kazkommerts International BV
7.00%                                             11/03/09                               195,000                 195,741 (b)
Libbey Glass Inc.
12.38%                                            06/01/11                               150,000                 165,750 (i)
Lippo Karawaci Finance BV
8.88%                                             03/09/11                               175,000                 174,280
Lloyds TSB Group PLC
6.27%                                             12/31/49                               130,000                 123,329 (b,i)
Lukoil International Finance BV
6.36%                                             06/07/17                               110,000                 106,370 (b)
Majestic Star Casino LLC
9.50%                                             10/15/10                               405,000                 421,200 (h)
Marfrig Overseas Ltd.
9.63%                                             11/16/16                               250,000                 261,250 (b)
Markel Corp.
7.35%                                             08/15/34                                70,000                  72,317
MBIA, Inc.
5.70%                                             12/01/34                               100,000                  91,876
Mediacom LLC
9.50%                                             01/15/13                               480,000                 490,800 (h)
Merck & Company, Inc.
5.75%                                             11/15/36                                60,000                  56,014
Metropolitan Life Global Funding I
4.25%                                             07/30/09                               155,000                 151,813 (b)
MGM Mirage
7.50%                                             06/01/16                               210,000                 199,237
Midamerican Energy Holdings Co.
6.13%                                             04/01/36                               135,000                 130,424
Mizuho Financial Group Cayman Ltd.
8.38%                                             12/29/49                               100,000                 104,418
Mohegan Tribal Gaming Authority
6.38%                                             07/15/09                                20,000                  19,800
8.00%                                             04/01/12                               369,000                 380,992 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                             07/29/49                               145,000                 142,309 (h,i)
Munich Re America Corp. (Series B)
7.45%                                             12/15/26                               115,000                 127,948 (h)
NAK Naftogaz Ukrainy
8.13%                                             09/30/09                               400,000                 399,876
Nakilat Inc.
6.07%                                             12/31/33                               100,000                  93,706 (b,h)
6.27%                                             12/31/33                               160,000                 151,958 (b)
Nelnet, Inc.
5.13%                                             06/01/10                               264,000                 254,526 (h)
Nevada Power Co. (Series N)
6.65%                                             04/01/36                               135,000                 135,447
Nexen Inc.
6.40%                                             05/15/37                               240,000                 230,202
Nisource Finance Corp.
5.45%                                             09/15/20                                50,000                  45,469 (h)
7.88%                                             11/15/10                                40,000                  42,728
Norfolk Southern Corp.
8.63%                                             05/15/10                               185,000                 199,673 (h)
Norfolk Southern Railway Co.
9.75%                                             06/15/20                               146,000                 187,318 (h)
Nortel Networks Ltd.
10.75%                                            07/15/16                               160,000                 176,800 (b)
Northeast Utilities (Series B)
3.30%                                             06/01/08                               170,000                 166,268 (h)
Northern States Power Co.
6.25%                                             06/01/36                               115,000                 117,207 (h)
NorthWestern Corp.
5.88%                                             11/01/14                               298,000                 289,189 (h)
Ohio Power Co. (Series E)
6.60%                                             02/15/33                                69,000                  71,403 (h)
ONEOK Partners LP
5.90%                                             04/01/12                               195,000                 196,110 (h)
OPTI Canada Inc.
8.25%                                             12/15/14                               320,000                 324,800 (b,h)
Orion Power Holdings Inc.
12.00%                                            05/01/10                               325,000                 367,250
Owens Brockway Glass Container Inc.
8.88%                                             02/15/09                               260,000                 264,550
Pacific Bell
7.13%                                             03/15/26                               140,000                 147,698 (h)
Pacific Gas & Electric Co.
5.80%                                             03/01/37                               120,000                 112,019
PanAmSat Corp.
9.00%                                             08/15/14                               321,000                 334,642 (h)
Pemex Finance Ltd.
9.03%                                             02/15/11                               227,250                 240,537 (h)
Pemex Project Funding Master Trust
6.13%                                             08/15/08                               100,000                 100,389 (h)
7.38%                                             12/15/14                               170,000                 184,392 (h)
7.88%                                             02/01/09                                75,000                  77,543
Petrobras International Finance Co.
6.13%                                             10/06/16                               195,000                 191,100 (h)
Playtex Products, Inc.
8.00%                                             03/01/11                               165,000                 169,950 (h)
PNC Preferred Funding Trust I
6.52%                                             12/31/49                               250,000                 252,902 (b,i)
Potomac Edison Co.
5.35%                                             11/15/14                               112,000                 108,453 (h)
Prudential Financial, Inc.
5.70%                                             12/14/36                               185,000                 170,734 (h)
6.10%                                             06/15/17                               105,000                 106,184
Public Service Company of Colorado
7.88%                                             10/01/12                               200,000                 220,245 (h)
Puget Sound Energy, Inc.
3.36%                                             06/01/08                               163,000                 159,867 (h)
5.48%                                             06/01/35                               145,000                 127,330 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                             06/01/67                               215,000                 215,000 (i)
Pulte Homes, Inc.
4.88%                                             07/15/09                               150,000                 145,429
Quebecor World Capital Corp.
4.88%                                             11/15/08                               490,000                 475,300
Rede Empresas de Energia Eletrica S.A.
11.13%                                            04/02/49                               175,000                 181,562 (b)
Reichhold Industries, Inc.
9.00%                                             08/15/14                               165,000                 168,300 (b,h)
Reliant Energy, Inc.
7.88%                                             06/15/17                               110,000                 106,975
Residential Capital LLC
6.38%                                             06/30/10                               245,000                 241,613
6.46%                                             04/17/09                               250,000                 249,585 (i)
Resona Bank Ltd.
5.85%                                             09/29/49                               100,000                  95,612 (b,h,i)
Rock-Tenn Co.
8.20%                                             08/15/11                               315,000                 324,450
Rouse Company LP (REIT)
6.75%                                             05/01/13                               290,000                 289,743 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                             10/01/14                                45,000                  43,068
Sabine Pass LNG LP
7.25%                                             11/30/13                               200,000                 198,500 (b)
7.50%                                             11/30/16                               275,000                 273,625 (b)
Security Benefit Life Insurance
8.75%                                             05/15/16                                25,000                  28,677 (b)
Seitel, Inc.
9.75%                                             02/15/14                               285,000                 282,150 (b)
Sierra Pacific Resources
8.63%                                             03/15/14                               460,000                 493,723
Simon Property Group, L.P. (REIT)
4.60%                                             06/15/10                               148,000                 144,110 (h)
Skandinaviska Enskilda Banken AB
7.50%                                             03/29/49                               250,000                 259,108 (b,h,i)
SLM Corp.
4.50%                                             07/26/10                               490,000                 453,250
5.66%                                             01/27/14                               350,000                 303,562 (i)
Southern Copper Corp.
7.50%                                             07/27/35                               150,000                 160,543
Southern Natural Gas Co.
5.90%                                             04/01/17                                85,000                  82,213 (b)
Sovereign Capital Trust VI
7.91%                                             06/13/36                               360,000                 384,689 (h)
Sprint Capital Corp.
7.63%                                             01/30/11                               770,000                 810,767
Stallion Oilfield Finance Corp.
9.75%                                             02/01/15                               320,000                 326,400 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                             12/03/14                               210,000                 204,120 (i)
Station Casinos Inc.
7.75%                                             08/15/16                                25,000                  24,750 (h)
Stewart Enterprises, Inc.
6.25%                                             02/15/13                               185,000                 178,062 (h)
Swift Energy Co.
7.13%                                             06/01/17                               310,000                 295,275
Telecom Italia Capital S.A.
6.20%                                             07/18/11                               225,000                 227,965
Telefonica Emisiones SAU
5.86%                                             02/04/13                               150,000                 149,674
Tennessee Gas Pipeline Co.
7.63%                                             04/01/37                               105,000                 114,871
8.38%                                             06/15/32                               125,000                 146,575
Tesoro Corp.
6.50%                                             06/01/17                                85,000                  83,087 (b)
Time Warner, Inc.
6.88%                                             05/01/12                                54,000                  56,344 (h)
Titan Petrochemicals Group Ltd.
8.50%                                             03/18/12                               100,000                  95,250 (b)
TNK-BP Finance S.A.
6.13%                                             03/20/12                               100,000                  97,700 (b)
6.63%                                             03/20/17                               100,000                  96,880 (b)
Tronox Worldwide LLC
9.50%                                             12/01/12                               230,000                 239,775 (h)
UBS Preferred Funding Trust I
8.62%                                             10/29/49                               150,000                 162,913 (i)
United Overseas Bank Ltd.
5.38%                                             09/03/19                               325,000                 313,196 (b,i)
Valspar Corp.
5.63%                                             05/01/12                               125,000                 123,404
VeraSun Energy Corp.
9.38%                                             06/01/17                               300,000                 279,000 (b)
Verizon Global Funding Corp.
7.25%                                             12/01/10                               275,000                 289,846
Verizon Pennsylvania, Inc.
8.35%                                             12/15/30                                80,000                  92,012 (h)
Vitro S.A. de C.V.
8.63%                                             02/01/12                               100,000                 101,500 (b)
VTB Capital S.A.
5.96%                                             08/01/08                               205,000                 205,205 (b,h,i)
Wells Fargo & Co.
5.25%                                             12/01/07                               109,000                 108,893 (h)
Westar Energy, Inc.
7.13%                                             08/01/09                                80,000                  81,821 (h)
Westlake Chemical Corp.
6.63%                                             01/15/16                               310,000                 293,725 (h)
Windstream Corp.
8.63%                                             08/01/16                               315,000                 333,112
Wisconsin Electric Power
5.70%                                             12/01/36                                45,000                  42,358
                                                                                                              41,798,187

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 16.5%
Banc of America Commercial Mortgage Inc.
4.13%                                             07/10/42                               200,000                 194,681 (h)
5.32%                                             10/10/11                                50,000                  49,310 (h)
5.69%                                             03/10/17                               800,000                 791,530 (h)
Banc of America Commercial Mortgage Inc.
(Class A)
5.79%                                             05/11/35                               289,169                 291,358 (h)
Banc of America Commercial Mortgage Inc.
(Class C)
5.70%                                             04/10/17                               100,000                  97,184 (h)
Banc of America Funding Corp.
5.74%                                             03/20/36                               111,739                 110,734 (h,i)
5.84%                                             02/20/36                               189,109                 188,360 (h,i)
Banc of America Mortgage Securities (Class B)
5.33%                                             10/25/35                                72,374                  68,180 (h,i)
5.38%                                             01/25/36                               108,041                 105,175 (h,i)
5.56%                                             02/25/36                                89,263                  87,609 (h,i)
Bank of America Alternative Loan Trust
6.50%                                             07/25/35                               148,793                 149,511 (h)
Bear Stearns Commercial Mortgage Securities
5.48%                                             10/12/41                               305,000                 302,517 (h,i)
5.53%                                             10/12/41                               305,000                 300,541 (h,i)
5.58%                                             03/11/39                                93,396                  93,134 (h,i)
6.02%                                             02/14/31                               434,000                 436,310 (h)
Bear Stearns Commercial Mortgage Securities
(Class A)
5.66%                                             06/11/40                               300,000                 300,268 (i)
CalSTRS Trust
4.13%                                             11/20/12                               433,000                 430,688 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                             08/25/36                               198,860                 197,369 (h,i)
Countrywide Alternative Loan Trust
5.98%                                             05/25/36                                39,503                  34,208 (h,i)
6.00%                                             03/25/36 - 08/25/36                    192,960                 136,213 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                             05/25/36 - 08/25/36                    133,788                 103,313 (h)
Countrywide Asset-Backed Certificates
5.60%                                             11/25/35                               839,646                 840,535 (h,i)
Countrywide Home Loan Mortgage Pass Through
Trust
5.47%                                             02/25/47                               209,737                 207,630 (h,i)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                             12/25/35                               102,978                  96,411 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                             02/25/36                                83,716                  79,722 (h,i)
Crusade Global Trust (Class A)
5.55%                                             09/18/34                                47,035                  47,088 (h,i)
CS First Boston Mortgage Securities Corp.
1.56%                                             03/15/35                             4,025,811                 135,498 (b,h,i)
5.25%                                             08/25/34                                81,958                  80,851 (h)
5.33%                                             10/25/35                               103,646                  95,802 (h,i)
5.75%                                             07/15/37                             3,162,902                  78,067 (b,d,h,i)
6.13%                                             04/15/37                               224,440                 228,321 (h)
CS First Boston Mortgage Securities Corp.
(Class A)
5.44%                                             09/15/34                               200,000                 198,574
6.53%                                             06/15/34                               200,000                 205,660
DLJ Commercial Mortgage Corp.
6.24%                                             11/12/31                               630,597                 634,582 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                             11/10/33                               277,100                 288,258
First Union-Lehman Brothers-Bank of America
6.56%                                             11/18/35                               127,538                 128,037 (h)
GMAC Commercial Mortgage Securities, Inc.
6.47%                                             04/15/34                               129,596                 132,634 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.71%                                             12/10/41                             5,149,250                 105,101 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                             04/10/37                               305,528                 302,135 (h)
Impac CMB Trust (Class A)
5.58%                                             10/25/35                             1,413,157               1,415,801 (h,i)
Indymac INDA Mortgage Loan Trust
5.15%                                             01/25/36                                71,876                  69,102 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                             01/25/36                                71,876                  70,649 (h,i)
Indymac Index Mortgage Loan Trust
5.36%                                             06/25/35                               176,437                 173,300 (h,i)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.27%                                             01/12/39                             2,997,037                  94,337 (b,h,i)
5.75%                                             02/12/49                             1,100,000               1,089,858 (i)
6.47%                                             11/15/35                               215,752                 221,995 (h)
JP Morgan Mortgage Trust
5.87%                                             04/25/37                               160,000                 159,811 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                             09/15/27                               503,180                 490,416 (h,i)
5.42%                                             02/15/40                               119,000                 115,038
5.64%                                             01/18/12                             4,294,269                 106,147 (d,h,i)
5.85%                                             01/15/36                             1,468,616                  92,326 (b,d,h)
6.23%                                             03/15/26                               165,796                 167,402 (h)
6.85%                                             10/15/35                             1,089,502                  44,670 (b,d,h,i)
7.47%                                             03/15/36                             3,802,188                 105,241 (b,d,h,i)
7.49%                                             02/15/40                             3,597,593                  75,919 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                             12/15/30                               289,600                 295,087 (h)
6.65%                                             11/15/27                             1,629,724               1,681,500 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                             07/14/16                                66,000                  68,450 (b,h)
Master Alternative Loans Trust
5.00%                                             08/25/18                               169,821                  27,331 (g,h)
6.50%                                             08/25/34 - 05/25/35                    611,093                 614,795 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                             01/25/35                               163,922                 164,690 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                             05/12/39                               319,000                 319,872 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage
Trust (Class A)
5.49%                                             03/12/51                               800,000                 775,051 (i)
5.75%                                             06/12/50                               600,000                 593,737 (i)
MLCC Mortgage Investors, Inc.
5.38%                                             02/25/36                                94,112                  92,203 (h,i)
Morgan Stanley Capital I
5.28%                                             12/15/43                               117,000                 115,267 (i)
5.33%                                             12/15/43                               117,000                 112,404 (i)
5.39%                                             11/12/41                               341,000                 327,386 (h,i)
5.44%                                             02/20/44                               119,000                 116,432 (b,i)
5.45%                                             02/12/44                               300,000                 290,057 (i)
5.69%                                             04/15/49                               600,000                 590,915 (i)
7.11%                                             04/15/33                               497,889                 510,542 (h)
Morgan Stanley Capital I (Class A)
5.36%                                             02/12/44                               225,000                 222,113 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                             10/15/33                                66,918                  69,333 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                             10/15/35                               398,200                 408,808 (h)
6.54%                                             02/15/31                                39,370                  40,055 (h)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                             03/12/34                               300,000                 306,694
Puma Finance Ltd. (Class A)
5.52%                                             03/25/34                               181,368                 178,126 (h,i)
5.54%                                             10/11/34                               108,669                 108,889 (h,i)
Residential Accredit Loans, Inc.
6.00%                                             01/25/36                               177,103                 169,030 (h)
6.04%                                             01/25/36                                98,827                  98,863 (h,i)
Residential Funding Mortgage Security I
5.75%                                             01/25/36                               196,918                 186,962 (h)
Structured Asset Securities Corp. (Class X)
2.16%                                             02/25/28                               126,045                   5,042 (i)
Wachovia Bank Commercial Mortgage Trust
5.34%                                             12/15/43                               800,000                 766,348
5.42%                                             04/15/47                               500,000                 492,340
Wells Fargo Mortgage Backed Securities Trust
5.39%                                             08/25/35                               263,281                 253,876 (h,i)
5.50%                                             01/25/36                               173,891                 163,729 (h)
Wells Fargo Mortgage Backed Securities Trust
(Class B)
5.50%                                             03/25/36                               235,059                 222,044 (h)
                                                                                                              23,233,082

SOVEREIGN BONDS - 0.6%
Government of Argentina
7.00%                                             04/17/17                               185,000                 161,875
Government of Bahamas
6.63%                                             05/15/33                               152,000                 162,653 (b,h)
Government of Canada
7.50%                                             09/15/29                               185,000                 225,895
Government of Manitoba Canada
4.90%                                             12/06/16                               130,000                 124,772
Government of Panama
6.70%                                             01/26/36                               115,000                 117,300
                                                                                                                 792,495

TOTAL BONDS AND NOTES                                                                                        139,718,825
 (COST $143,446,278)

                                                                                      PRINCIPAL
                                                                                       AMOUNT                       VALUE
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 15.5%
---------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 10.7%
American Express Credit Account Master Trust
(Class B)
5.43%                                             08/15/11                            $2,000,000              $2,001,562 (b,i)
Chase Credit Card Master Trust (Class A)
5.43%                                             07/15/10                             1,289,000               1,290,188 (i)
Countrywide Asset-Backed Certificates
5.75%                                             05/25/33                                 5,912                   5,915 (i)
Countrywide Asset-Backed Certificates (Class 2)
5.92%                                             06/25/33                                 1,457                   1,458 (i)
Countrywide Asset-Backed Certificates (Class A)
6.12%                                             03/25/33                               174,258                 174,347 (i)
Discover Card Master Trust I (Class A)
5.34%                                             05/15/11                             1,172,000               1,172,162 (h,i)
First Franklin Mortgage Loan Asset Backed
Certificates
5.50%                                             09/25/35                             2,172,000               2,172,554 (i)
Fleet Home Equity Loan Trust (Class A)
5.57%                                             01/20/33                               185,598                 185,765 (i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.36%                                             07/15/09                             3,620,000               3,619,904 (i)
GSAMP Trust
5.47%                                             12/25/35                               724,000                 724,169 (i)
Long Beach Mortgage Loan Trust
5.60%                                             09/25/35                             3,429,112               3,432,888 (i)
Residential Asset Mortgage Products, Inc.
5.59%                                             12/25/33                               190,936                 190,993 (i)
Residential Asset Mortgage Products, Inc.
(Class A)
5.88%                                             06/25/32                                26,813                  26,822 (i)
                                                                                                              14,998,727

CORPORATE NOTES - 1.9%
Morgan Stanley
5.41%                                             05/07/09                             2,000,000               2,000,102 (i)
Prudential Financial, Inc.
5.51%                                             06/13/08                               724,000                 724,875 (i)
                                                                                                               2,724,977

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Banc of America Large Loan
5.53%                                             03/15/22                             1,086,000               1,086,263 (b,i)
Countrywide Asset-Backed Certificates
5.60%                                             11/25/35                               839,646                 840,535 (h,i)
Granite Mortgages PLC (Class 1)
5.54%                                             01/20/43                               173,131                 173,239 (i)
Interstar Millennium Trust (Class A)
5.56%                                             03/14/36                                32,305                  32,355 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.49%                                             10/15/17                               283,335                 283,352 (b,i)
MortgageIT Trust (Class 1)
5.58%                                             05/25/35                             1,208,865               1,208,131 (i)
Thornburg Mortgage Securities Trust (Class A)
5.66%                                             04/25/43                               162,891                 162,988 (i)
Washington Mutual Inc.
5.66%                                             01/25/45                               224,138                 224,684 (i)
                                                                                                               4,011,547

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                               21,735,251
SECURITIES ON LOAN
 (COST $21,730,780)

TOTAL INVESTMENT IN SECURITIES                                                                               161,454,076
 (COST $165,177,058)

                                                                                    NUMBER OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.7%
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.7%
GEI Short Term Investment Fund
5.55%                                                                                 10,882,335             $10,882,335 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 6.0%
GEI Short Term Investment Fund
5.55%                                                                                  8,372,273               8,372,273 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                  19,254,608
 (COST $19,254,608)

TOTAL INVESTMENTS                                                                                            180,708,684
 (COST $184,431,666)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (28.8)%                                                        (40,411,260)
                                                                                                            ------------
NET ASSETS - 100.0%                                                                                         $140,297,424
                                                                                                            ============


---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------------

The GE Fixed Income Fund had the following long futures contracts open at June
30, 2007 (unauidted):

                                                                         NUMBER OF            CURRENT             UNREALIZED
DESCRIPTION                                   EXPIRATION DATE            CONTRACTS         NOTIONAL VALUE        APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                        December 2007                 28              $ 6,582,627           $(21,218)
Eurodollar Futures                            September 2007                90               21,300,750              2,003
U.S. Treasury Notes 10Yr. Futures             September 2007               101               10,676,016             41,955
                                                                                                                  --------
                                                                                                                  $ 22,740
                                                                                                                  ========

           NOTES TO SCHEDULES OF INVESTMENTS June 30,2007 (unaudited)


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $85,833; $3,340,185; $15,774,026; $4,434,212; $2,489,355 and $77,371
      or 0.12%, 1.90%, 11.24%, 4.54%, 2.06% and 0.12% of net
      assets for the GE Global Equity Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund, GE Government Securities Fund and GE International Equity Fund respectively.
      These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30,2007.

(j)   All or a portion of the security out on loan.

(k)   Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30,2007 (as a percentage of net assets) as follows:

      FSA                  14.68%

      AMBAC                12.42%

      FGIC                  5.08%

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.



*     Less than 0.1%.

**    Denominated in USD unless otherwise indicated.

 The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.



Abbreviations:

ADR            American Depository Receipt
AMBAC          AMBAC Indemnity Corporation
FGIC           Financial Guaranty Insurance Corporation
FSA            Financial Security Assurance
GDR            Global Depository Receipt
MBIA           Municipal Bond Investors Assurance Corporation
REGD.          Registered
REIT           Real Estate Investment Trust
REMIC          Real Estate Mortgage Investment Conduit
SPDR           Standard & Poors Depository Receipts
STRIPS         Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  August 22, 2007